UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22621

Cohen & Steers Real Assets Fund, Inc.

(Exact name of Registrant as specified in charter)

1166 Avenue of the Americas, 30th Floor, New York, New York 10036

(Address of principal executive offices) (Zip code)

Dana A. DeVivo

Cohen & Steers Capital Management, Inc.

1166 Avenue of the Americas, 30th Floor

New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 832-3232

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Item 1. Reports to Stockholders.

(a)

Cohen & Steers Real Assets Fund, Inc. semi-annual shareholder report as of June 30, 2024 Class A - RAPAX

This semi-annual shareholder report contains important information about Cohen & Steers Real Assets Fund, Inc. (Fund) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.

This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$57.71	1.15%
How did the Fund perform during the last six months and what affected its performance?

The share class had a 1.84% total return in the six months ended June 30, 2024, compared with the Blended Benchmark,1 which returned 1.16%.

Security selection in global real estate, global listed infrastructure and natural resource equities contributed to strong relative performance during the period. Within global real estate, selection in the U.S. was led by an overweight position in health care REIT Welltower. Rising occupancy rates in its senior living facilities, operating leverage and the company's ability to find attractive acquisition opportunities led to its outperformance. In global infrastructure, security selection and an overweight position in marine ports contributed to relative performance, with an investment in Santos Brasil positively contributing on better-than-expected results as the company benefits from an ongoing shortage in container terminal capacity in Brazil. Within natural resource equities, our selection within metals and mining contributed to performance. Specifically, our overweight to Anglo American—which strongly outperformed the broader benchmark—added to returns.

Commodities, however, detracted from relative returns due to a general underweight allocation in the sleeve and underperformance in security selection. Most commodities had strong returns in the period led by the petroleum complex and precious metals. Crude oil prices rose due to heightened geopolitical tensions, including the increase in attacks on ships in the Red Sea, which led to longer shipping routes and supply disruptions. Gold climbed to record high prices as tensions in the Middle East escalated and amid strong physical demand from China. An underweight position in the Fund's dedicated gold allocation also negatively impacted relative returns.

Top contributing categories	Top detracting categories
Global Real Estate Securities	Gold
Global Natural Resource Equities	Commodities
Global Infrastructure

Growth of a $10,000 investment*

The chart below shows the performance of a hypothetical $10,000 investment in the share class noted over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions.

Average annual total returns (%)*
(as of June 30, 2024)
	1 Year	5 Years	10 Years
With sales charge[2]	1.79%	4.57%	1.68%
Without sales charge	6.59%	5.53%	2.15%
Blended Benchmark[1]	6.15%	4.62%	2.27%
MSCI World Index-net	20.19%	11.77%	9.16%

* Data quoted represents past performance, which is no guarantee of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of June 30, 2024)
Net assets	$860,289,648
Number of portfolio holdings (including derivatives)	321
Portfolio turnover rate	62%
Portfolio holdings (as of June 30, 2024)

Top ten holdings[3,4]	(%)
SPDR Gold MiniShares Trust	3.2%
Welltower, Inc.	1.9%
Prologis, Inc.	1.8%
American Tower Corp.	1.6%
Digital Realty Trust, Inc.	1.4%
Shell PLC (Netherlands)	1.4%
Crown Castle, Inc.	1.4%
iShares Gold Trust	1.4%
TC Energy Corp. (Canada)	1.3%
Exxon Mobil Corp.	1.3%

Strategy breakdown[5]	(%)
Commodity Futures	26.3%
Global Real Estate Securities	24.1%
Global Listed Infrastructure	19.1%
Global Natural Resource Equities	16.6%
Fixed Income	9.3%
Gold	4.6%

Country diversification[3,6]	(%)
United States	46.4%
Canada	6.8%
United Kingdom	3.5%
Australia	3.5%
Japan	3.0%
France	2.4%
Netherlands	1.8%
Brazil	1.1%
Germany	1.0%
Other (includes short-term investments)	30.5%

Material Fund changes

This is a summary of certain material changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's current prospectus, which is available upon request by visiting www.cohenandsteers.com/fund-literature or calling 1-800-330-7348.

How has the Fund changed?

Changes to Fund's principal investment strategy

Effective May 23, 2024, the Fund revised its principal investment strategies to provide that (i) the Fund's investment advisor (Cohen & Steers Capital Management, Inc.) employs a quantitative approach with respect to the Fund's commodity-related investments and (ii) the Fund seeks to gain exposure to commodity markets, either directly or through the Fund's Subsidiary (Cohen & Steers Real Assets Fund, Ltd.), by investing in derivatives, primarily in exchange traded commodity futures contracts, call and put options on commodity futures contracts, and commodity swaps and may invest in exchange traded products, such as exchange-traded funds or exchange traded notes, that have exposure to commodities.

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

[1]

The Blended Benchmark consists of 27.5% FTSE EPRA Nareit Developed Real Estate Index-net, 27.5% Bloomberg Commodity Total Return Index, 15% S&P Global Natural Resources Index-net, 10% ICE BofA 1-3 Year U.S. Corporate Index, 5% Gold Spot price and 15% Dow Jones Brookfield Global Infrastructure Index.

[2]	Reflects a 4.50% front-end sales charge.
[3]	Based on net assets.
[4]	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
[5]

The strategy breakdown is expressed as an approximate percentage of the Fund's total long-term investments inclusive of derivatives exposure. Collateral investments for derivatives exposure include cash equivalents and fixed-income securities.

[6]	Excludes derivative instruments, if any.

Cohen & Steers Real Assets Fund, Inc. semi-annual shareholder report as of June 30, 2024 Class C - RAPCX

This semi-annual shareholder report contains important information about Cohen & Steers Real Assets Fund, Inc. (Fund) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.

This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$90.16	1.80%
How did the Fund perform during the last six months and what affected its performance?

The share class had a 1.46% total return in the six months ended June 30, 2024, compared with the Blended Benchmark,1 which returned 1.16%.

Security selection in global real estate, global listed infrastructure and natural resource equities contributed to strong relative performance during the period. Within global real estate, selection in the U.S. was led by an overweight position in health care REIT Welltower. Rising occupancy rates in its senior living facilities, operating leverage and the company's ability to find attractive acquisition opportunities led to its outperformance. In global infrastructure, security selection and an overweight position in marine ports contributed to relative performance, with an investment in Santos Brasil positively contributing on better-than-expected results as the company benefits from an ongoing shortage in container terminal capacity in Brazil. Within natural resource equities, our selection within metals and mining contributed to performance. Specifically, our overweight to Anglo American—which strongly outperformed the broader benchmark—added to returns.

Commodities, however, detracted from relative returns due to a general underweight allocation in the sleeve and underperformance in security selection. Most commodities had strong returns in the period led by the petroleum complex and precious metals. Crude oil prices rose due to heightened geopolitical tensions, including the increase in attacks on ships in the Red Sea, which led to longer shipping routes and supply disruptions. Gold climbed to record high prices as tensions in the Middle East escalated and amid strong physical demand from China. An underweight position in the Fund's dedicated gold allocation also negatively impacted relative returns.

Top contributing categories	Top detracting categories
Global Real Estate Securities	Gold
Global Natural Resource Equities	Commodities
Global Infrastructure

Growth of a $10,000 investment*

The chart below shows the performance of a hypothetical $10,000 investment in the share class noted over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions.

Average annual total returns (%)*
(as of June 30, 2024)
	1 Year	5 Years	10 Years
With sales charge	4.98%[2]	4.85%	1.47%
Without sales charge	5.98%	4.85%	1.47%
Blended Benchmark[1]	6.15%	4.62%	2.27%
MSCI World Index-net	20.19%	11.77%	9.16%

* Data quoted represents past performance, which is no guarantee of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of June 30, 2024)
Net assets	$860,289,648
Number of portfolio holdings (including derivatives)	321
Portfolio turnover rate	62%
Portfolio holdings (as of June 30, 2024)

Top ten holdings[3,4]	(%)
SPDR Gold MiniShares Trust	3.2%
Welltower, Inc.	1.9%
Prologis, Inc.	1.8%
American Tower Corp.	1.6%
Digital Realty Trust, Inc.	1.4%
Shell PLC (Netherlands)	1.4%
Crown Castle, Inc.	1.4%
iShares Gold Trust	1.4%
TC Energy Corp. (Canada)	1.3%
Exxon Mobil Corp.	1.3%

Strategy breakdown[5]	(%)
Commodity Futures	26.3%
Global Real Estate Securities	24.1%
Global Listed Infrastructure	19.1%
Global Natural Resource Equities	16.6%
Fixed Income	9.3%
Gold	4.6%

Country diversification[3,6]	(%)
United States	46.4%
Canada	6.8%
United Kingdom	3.5%
Australia	3.5%
Japan	3.0%
France	2.4%
Netherlands	1.8%
Brazil	1.1%
Germany	1.0%
Other (includes short-term investments)	30.5%

Material Fund changes

This is a summary of certain material changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's current prospectus, which is available upon request by visiting www.cohenandsteers.com/fund-literature or calling 1-800-330-7348.

How has the Fund changed?

Changes to Fund's principal investment strategy

Effective May 23, 2024, the Fund revised its principal investment strategies to provide that (i) the Fund's investment advisor (Cohen & Steers Capital Management, Inc.) employs a quantitative approach with respect to the Fund's commodity-related investments and (ii) the Fund seeks to gain exposure to commodity markets, either directly or through the Fund's Subsidiary (Cohen & Steers Real Assets Fund, Ltd.), by investing in derivatives, primarily in exchange traded commodity futures contracts, call and put options on commodity futures contracts, and commodity swaps and may invest in exchange traded products, such as exchange-traded funds or exchange traded notes, that have exposure to commodities.

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

[1]

The Blended Benchmark consists of 27.5% FTSE EPRA Nareit Developed Real Estate Index-net, 27.5% Bloomberg Commodity Total Return Index, 15% S&P Global Natural Resources Index-net, 10% ICE BofA 1-3 Year U.S. Corporate Index, 5% Gold Spot price and 15% Dow Jones Brookfield Global Infrastructure Index.

[2]	Reflects a contingent deferred sales charge of 1.00%.
[3]	Based on net assets.
[4]	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
[5]

The strategy breakdown is expressed as an approximate percentage of the Fund's total long-term investments inclusive of derivatives exposure. Collateral investments for derivatives exposure include cash equivalents and fixed-income securities.

[6]	Excludes derivative instruments, if any.

Cohen & Steers Real Assets Fund, Inc. semi-annual shareholder report as of June 30, 2024 Class I - RAPIX

This semi-annual shareholder report contains important information about Cohen & Steers Real Assets Fund, Inc. (Fund) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.

This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$40.16	0.80%
How did the Fund perform during the last six months and what affected its performance?

The share class had a 1.92% total return in the six months ended June 30, 2024, compared with the Blended Benchmark,1 which returned 1.16%.

Security selection in global real estate, global listed infrastructure and natural resource equities contributed to strong relative performance during the period. Within global real estate, selection in the U.S. was led by an overweight position in health care REIT Welltower. Rising occupancy rates in its senior living facilities, operating leverage and the company's ability to find attractive acquisition opportunities led to its outperformance. In global infrastructure, security selection and an overweight position in marine ports contributed to relative performance, with an investment in Santos Brasil positively contributing on better-than-expected results as the company benefits from an ongoing shortage in container terminal capacity in Brazil. Within natural resource equities, our selection within metals and mining contributed to performance. Specifically, our overweight to Anglo American—which strongly outperformed the broader benchmark—added to returns.

Commodities, however, detracted from relative returns due to a general underweight allocation in the sleeve and underperformance in security selection. Most commodities had strong returns in the period led by the petroleum complex and precious metals. Crude oil prices rose due to heightened geopolitical tensions, including the increase in attacks on ships in the Red Sea, which led to longer shipping routes and supply disruptions. Gold climbed to record high prices as tensions in the Middle East escalated and amid strong physical demand from China. An underweight position in the Fund's dedicated gold allocation also negatively impacted relative returns.

Top contributing categories	Top detracting categories
Global Real Estate Securities	Gold
Global Natural Resource Equities	Commodities
Global Infrastructure

Growth of a $100,000 investment*

The chart below shows the performance of a hypothetical $100,000 investment in the share class noted over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions.

Average annual total returns (%)*
(as of June 30, 2024)
	1 Year	5 Years	10 Years
Class I2	6.89%	5.90%	2.48%
Blended Benchmark[1]	6.15%	4.62%	2.27%
MSCI World Index-net	20.19%	11.77%	9.16%

* Data quoted represents past performance, which is no guarantee of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of June 30, 2024)
Net assets	$860,289,648
Number of portfolio holdings (including derivatives)	321
Portfolio turnover rate	62%
Portfolio holdings (as of June 30, 2024)

Top ten holdings[3,4]	(%)
SPDR Gold MiniShares Trust	3.2%
Welltower, Inc.	1.9%
Prologis, Inc.	1.8%
American Tower Corp.	1.6%
Digital Realty Trust, Inc.	1.4%
Shell PLC (Netherlands)	1.4%
Crown Castle, Inc.	1.4%
iShares Gold Trust	1.4%
TC Energy Corp. (Canada)	1.3%
Exxon Mobil Corp.	1.3%

Strategy breakdown[5]	(%)
Commodity Futures	26.3%
Global Real Estate Securities	24.1%
Global Listed Infrastructure	19.1%
Global Natural Resource Equities	16.6%
Fixed Income	9.3%
Gold	4.6%

Country diversification[3,6]	(%)
United States	46.4%
Canada	6.8%
United Kingdom	3.5%
Australia	3.5%
Japan	3.0%
France	2.4%
Netherlands	1.8%
Brazil	1.1%
Germany	1.0%
Other (includes short-term investments)	30.5%

Material Fund changes

This is a summary of certain material changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's current prospectus, which is available upon request by visiting www.cohenandsteers.com/fund-literature or calling 1-800-330-7348.

How has the Fund changed?

Changes to Fund's principal investment strategy

Effective May 23, 2024, the Fund revised its principal investment strategies to provide that (i) the Fund's investment advisor (Cohen & Steers Capital Management, Inc.) employs a quantitative approach with respect to the Fund's commodity-related investments and (ii) the Fund seeks to gain exposure to commodity markets, either directly or through the Fund's Subsidiary (Cohen & Steers Real Assets Fund, Ltd.), by investing in derivatives, primarily in exchange traded commodity futures contracts, call and put options on commodity futures contracts, and commodity swaps and may invest in exchange traded products, such as exchange-traded funds or exchange traded notes, that have exposure to commodities.

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

[1]

The Blended Benchmark consists of 27.5% FTSE EPRA Nareit Developed Real Estate Index-net, 27.5% Bloomberg Commodity Total Return Index, 15% S&P Global Natural Resources Index-net, 10% ICE BofA 1-3 Year U.S. Corporate Index, 5% Gold Spot price and 15% Dow Jones Brookfield Global Infrastructure Index.

[2]	This share class does not impose a sales charge.
[3]	Based on net assets.
[4]	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
[5]

The strategy breakdown is expressed as an approximate percentage of the Fund's total long-term investments inclusive of derivatives exposure. Collateral investments for derivatives exposure include cash equivalents and fixed-income securities.

[6]	Excludes derivative instruments, if any.

Cohen & Steers Real Assets Fund, Inc. semi-annual shareholder report as of June 30, 2024 Class R - RAPRX

This semi-annual shareholder report contains important information about Cohen & Steers Real Assets Fund, Inc. (Fund) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.

This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$65.18	1.30%
How did the Fund perform during the last six months and what affected its performance?

The share class had a 1.65% total return in the six months ended June 30, 2024, compared with the Blended Benchmark,1 which returned 1.16%.

Security selection in global real estate, global listed infrastructure and natural resource equities contributed to strong relative performance during the period. Within global real estate, selection in the U.S. was led by an overweight position in health care REIT Welltower. Rising occupancy rates in its senior living facilities, operating leverage and the company's ability to find attractive acquisition opportunities led to its outperformance. In global infrastructure, security selection and an overweight position in marine ports contributed to relative performance, with an investment in Santos Brasil positively contributing on better-than-expected results as the company benefits from an ongoing shortage in container terminal capacity in Brazil. Within natural resource equities, our selection within metals and mining contributed to performance. Specifically, our overweight to Anglo American—which strongly outperformed the broader benchmark—added to returns.

Commodities, however, detracted from relative returns due to a general underweight allocation in the sleeve and underperformance in security selection. Most commodities had strong returns in the period led by the petroleum complex and precious metals. Crude oil prices rose due to heightened geopolitical tensions, including the increase in attacks on ships in the Red Sea, which led to longer shipping routes and supply disruptions. Gold climbed to record high prices as tensions in the Middle East escalated and amid strong physical demand from China. An underweight position in the Fund's dedicated gold allocation also negatively impacted relative returns.

Top contributing sectors	Top detracting sectors
Global Real Estate Securities	Gold
Global Natural Resource Equities	Commodities
Global Infrastructure

Growth of a $10,000 investment*

The chart below shows the performance of a hypothetical $10,000 investment in the share class noted over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions.

Average annual total returns (%)*
(as of June 30, 2024)
	1 Year	5 Years	10 Years
Class R2	6.41%	5.37%	1.98%
Blended Benchmark[1]	6.15%	4.62%	2.27%
MSCI World Index-net	20.19%	11.77%	9.16%

* Data quoted represents past performance, which is no guarantee of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of June 30, 2024)
Net assets	$860,289,648
Number of portfolio holdings (including derivatives)	321
Portfolio turnover rate	62%
Portfolio holdings (as of June 30, 2024)

Top ten holdings[3,4]	(%)
SPDR Gold MiniShares Trust	3.2%
Welltower, Inc.	1.9%
Prologis, Inc.	1.8%
American Tower Corp.	1.6%
Digital Realty Trust, Inc.	1.4%
Shell PLC (Netherlands)	1.4%
Crown Castle, Inc.	1.4%
iShares Gold Trust	1.4%
TC Energy Corp. (Canada)	1.3%
Exxon Mobil Corp.	1.3%

Strategy breakdown[5]	(%)
Commodity Futures	26.3%
Global Real Estate Securities	24.1%
Global Listed Infrastructure	19.1%
Global Natural Resource Equities	16.6%
Fixed Income	9.3%
Gold	4.6%

Country diversification[3,6]	(%)
United States	46.4%
Canada	6.8%
United Kingdom	3.5%
Australia	3.5%
Japan	3.0%
France	2.4%
Netherlands	1.8%
Brazil	1.1%
Germany	1.0%
Other (includes short-term investments)	30.5%

Material Fund changes

This is a summary of certain material changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's current prospectus, which is available upon request by visiting www.cohenandsteers.com/fund-literature or calling 1-800-330-7348.

How has the Fund changed?

Changes to Fund's principal investment strategy

Effective May 23, 2024, the Fund revised its principal investment strategies to provide that (i) the Fund's investment advisor (Cohen & Steers Capital Management, Inc.) employs a quantitative approach with respect to the Fund's commodity-related investments and (ii) the Fund seeks to gain exposure to commodity markets, either directly or through the Fund's Subsidiary (Cohen & Steers Real Assets Fund, Ltd.), by investing in derivatives, primarily in exchange traded commodity futures contracts, call and put options on commodity futures contracts, and commodity swaps and may invest in exchange traded products, such as exchange-traded funds or exchange traded notes, that have exposure to commodities.

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

[1]

The Blended Benchmark consists of 27.5% FTSE EPRA Nareit Developed Real Estate Index-net, 27.5% Bloomberg Commodity Total Return Index, 15% S&P Global Natural Resources Index-net, 10% ICE BofA 1-3 Year U.S. Corporate Index, 5% Gold Spot price and 15% Dow Jones Brookfield Global Infrastructure Index.

[2]	This share class does not impose a sales charge.
[3]	Based on net assets.
[4]	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
[5]

The strategy breakdown is expressed as an approximate percentage of the Fund's total long-term investments inclusive of derivatives exposure. Collateral investments for derivatives exposure include cash equivalents and fixed-income securities.

[6]	Excludes derivative instruments, if any.

Cohen & Steers Real Assets Fund, Inc. semi-annual shareholder report as of June 30, 2024 Class Z - RAPZX

This semi-annual shareholder report contains important information about Cohen & Steers Real Assets Fund, Inc. (Fund) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.

This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$40.17	0.80%
How did the Fund perform during the last six months and what affected its performance?

The share class had a 1.93% total return in the six months ended June 30, 2024, compared with the Blended Benchmark,1 which returned 1.16%.

Security selection in global real estate, global listed infrastructure and natural resource equities contributed to strong relative performance during the period. Within global real estate, selection in the U.S. was led by an overweight position in health care REIT Welltower. Rising occupancy rates in its senior living facilities, operating leverage and the company's ability to find attractive acquisition opportunities led to its outperformance. In global infrastructure, security selection and an overweight position in marine ports contributed to relative performance, with an investment in Santos Brasil positively contributing on better-than-expected results as the company benefits from an ongoing shortage in container terminal capacity in Brazil. Within natural resource equities, our selection within metals and mining contributed to performance. Specifically, our overweight to Anglo American—which strongly outperformed the broader benchmark—added to returns.

Commodities, however, detracted from relative returns due to a general underweight allocation in the sleeve and underperformance in security selection. Most commodities had strong returns in the period led by the petroleum complex and precious metals. Crude oil prices rose due to heightened geopolitical tensions, including the increase in attacks on ships in the Red Sea, which led to longer shipping routes and supply disruptions. Gold climbed to record high prices as tensions in the Middle East escalated and amid strong physical demand from China. An underweight position in the Fund's dedicated gold allocation also negatively impacted relative returns.

Top contributing categories	Top detracting categories
Global Real Estate Securities	Gold
Global Natural Resource Equities	Commodities
Global Infrastructure

Growth of a $10,000 investment*

The chart below shows the performance of a hypothetical $10,000 investment in the share class noted over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions.

Average annual total returns (%)*
(as of June 30, 2024)
	1 Year	5 Years	10 Years
Class Z2	6.90%	5.89%	2.48%
Blended Benchmark[1]	6.15%	4.62%	2.27%
MSCI World Index-net	20.19%	11.77%	9.16%

* Data quoted represents past performance, which is no guarantee of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of June 30, 2024)
Net assets	$860,289,648
Number of portfolio holdings (including derivatives)	321
Portfolio turnover rate	62%
Portfolio holdings (as of June 30, 2024)

Top ten holdings[3,4]	(%)
SPDR Gold MiniShares Trust	3.2%
Welltower, Inc.	1.9%
Prologis, Inc.	1.8%
American Tower Corp.	1.6%
Digital Realty Trust, Inc.	1.4%
Shell PLC (Netherlands)	1.4%
Crown Castle, Inc.	1.4%
iShares Gold Trust	1.4%
TC Energy Corp. (Canada)	1.3%
Exxon Mobil Corp.	1.3%

Strategy breakdown[5]	(%)
Commodity Futures	26.3%
Global Real Estate Securities	24.1%
Global Listed Infrastructure	19.1%
Global Natural Resource Equities	16.6%
Fixed Income	9.3%
Gold	4.6%

Country diversification[3,6]	(%)
United States	46.4%
Canada	6.8%
United Kingdom	3.5%
Australia	3.5%
Japan	3.0%
France	2.4%
Netherlands	1.8%
Brazil	1.1%
Germany	1.0%
Other (includes short-term investments)	30.5%

Material Fund changes

This is a summary of certain material changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's current prospectus, which is available upon request by visiting www.cohenandsteers.com/fund-literature or calling 1-800-330-7348.

How has the Fund changed?

Changes to Fund's principal investment strategy

Effective May 23, 2024, the Fund revised its principal investment strategies to provide that (i) the Fund's investment advisor (Cohen & Steers Capital Management, Inc.) employs a quantitative approach with respect to the Fund's commodity-related investments and (ii) the Fund seeks to gain exposure to commodity markets, either directly or through the Fund's Subsidiary (Cohen & Steers Real Assets Fund, Ltd.), by investing in derivatives, primarily in exchange traded commodity futures contracts, call and put options on commodity futures contracts, and commodity swaps and may invest in exchange traded products, such as exchange-traded funds or exchange traded notes, that have exposure to commodities.

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

[1]	The Blended Benchmark consists of 27.5% FTSE EPRA Nareit Developed Real Estate Index-net, 27.5% Bloomberg Commodity Total Return Index, 15% S&P Global Natural Resources Index-net, 10% ICE BofA 1-3 Year U.S. Corporate Index, 5% Gold Spot price and 15% Dow Jones Brookfield Global Infrastructure Index.

[2]	This share class does not impose a sales charge.
[3]	Based on net assets.
[4]	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
[5]

The strategy breakdown is expressed as an approximate percentage of the Fund's total long-term investments inclusive of derivatives exposure. Collateral investments for derivatives exposure include cash equivalents and fixed-income securities.

[6]	Excludes derivative instruments, if any.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Included in Item 7 below.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

COHEN & STEERS REAL ASSETS FUND, INC.

We would like to share with you our report for the six months ended June 30, 2024. The total returns for Cohen & Steers Real Assets Fund, Inc. (the Fund) and its comparative benchmarks were:

	Six Months Ended June 30, 2024
Cohen & Steers Real Assets Fund:
Class A	1.84%
Class C	1.46%
Class I	1.92	%(a)
Class R	1.65	%(a)
Class Z	1.93	%(a)
Blended Benchmark(b)	1.16%
MSCI World Index—net(b)	11.75%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and the principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current total returns of the Fund can be obtained by visiting our website at cohenandsteers.com. All share class returns assume the reinvestment of all dividends and distributions at net asset value (NAV). Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower. Performance quoted does not reflect the deduction of the maximum 4.50% initial sales charge on Class A shares or the 1.00% maximum contingent deferred sales charge on Class C shares. The 1.00% maximum contingent deferred sales charge on Class C shares applies if redemption occurs on or before the one year anniversary date of their purchase. If such charges were included, returns would have been lower. Index performance does not reflect the deduction of any fees, taxes or expenses. An investor cannot invest directly in an index. Performance figures for periods shorter than one year are not annualized.

Please note that distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes and are taxable up to the amount of the Fund’s investment company taxable income and net realized gains. Distributions in excess of the Fund’s investment company taxable income and net realized gains are a return of capital distributed from the Fund’s assets.

(a)

The returns shown are based on NAVs calculated for shareholder transactions and may differ from the returns shown in the Financial Highlights, which reflect adjustments made to the NAVs in accordance with accounting principles generally accepted in the United States of America (GAAP).

(b)

The Blended Benchmark consists of 27.5% FTSE EPRA Nareit Developed Real Estate Index—net, 27.5% Bloomberg Commodity Total Return Index, 15% S&P Global Natural Resources Index—net, 10% ICE BofA 1-3 Year U.S. Corporate Index, 5% Gold Spot price and 15% Dow Jones Brookfield Global Infrastructure Index. The FTSE EPRA Nareit Developed Real Estate Index—net is an unmanaged market-capitalization-weighted total-return index, which consists of publicly traded equity real estate investment trusts (REITs) and listed property companies from developed markets and is net of dividend withholding taxes. The Bloomberg Commodity Total Return Index is a broadly diversified index that

COHEN & STEERS REAL ASSETS FUND, INC.

tracks the commodity markets through commodity futures contracts. The index is made up of exchange- traded futures on physical commodities, which are weighted to account for economic significance and market liquidity. The S&P Global Natural Resources Index—net includes the largest publicly-traded companies in natural resources and commodities businesses that meet specific investability requirements and is net of dividend withholding taxes. The ICE BofA 1-3 Year U.S. Corporate Index tracks the performance of U.S. dollar-denominated investment-grade corporate debt publicly issued in the U.S. domestic market, with a remaining term to final maturity of less than 3 years. Gold is represented by the Gold Spot price in U.S. Dollars per Troy ounce. The Dow Jones Brookfield Global Infrastructure Index is a float-adjusted market-capitalization-weighted index that measures performance of globally domiciled companies that derive more than 70% of their cash flows from infrastructure lines of business. The MSCI World Index—net is a free-float adjusted index that measures performance of large and mid-capitalization companies representing developed market countries and is net of dividend withholding taxes.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2024 (Unaudited)

		Shares	Value
COMMON STOCK	58.8%
AGRIBUSINESS	4.8%
AGRICULTURAL PRODUCTS	0.4%
Bunge Global SA		27,750	$2,962,868
Darling Ingredients, Inc.(a)		16,898	621,002

			3,583,870

CONSTRUCTION MACHINERY & HEAVY TRUCKS	0.4%
AGCO Corp.		22,709	2,222,757
Deere & Co.		3,626	1,354,782

			3,577,539

FERTILIZERS & AGRICULTURAL CHEMICALS	1.8%
CF Industries Holdings, Inc.		37,310	2,765,417
Corteva, Inc.		103,046	5,558,301
Mosaic Co.		152,875	4,418,088
Nutrien Ltd. (Canada)		52,785	2,687,284

			15,429,090

PACKAGED FOODS & MEATS	2.2%
Bakkafrost P (Denmark)		57,867	2,937,521
BRF SA (Brazil)(a)		667,260	2,705,995
JBS SA		218,980	1,264,107
Lamb Weston Holdings, Inc.		13,379	1,124,906
Maple Leaf Foods, Inc. (Canada)		146,925	2,461,548
Nisshin Seifun Group, Inc. (Japan)		61,400	705,820
Pilgrim’s Pride Corp.(a)		27,848	1,071,870
Salmar ASA (Norway)		54,209	2,853,372
SunOpta, Inc. (Canada)(a)		123,624	667,570
WH Group Ltd. (Hong Kong)(b)		4,571,500	3,009,010

			18,801,719

TOTAL AGRIBUSINESS			41,392,218

AIRPORTS	0.6%
Aena SME SA (Spain)(b)		9,801	1,973,321
Fraport AG Frankfurt Airport Services Worldwide (Germany)(a)		17,659	911,554
Grupo Aeroportuario del Sureste SAB de CV, Class B (Mexico)		61,201	1,845,062
Japan Airport Terminal Co. Ltd. (Japan)		22,800	777,572

			5,507,509

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2024 (Unaudited)

		Shares	Value
COMMUNICATIONS—TOWER	3.6%
American Tower Corp.		70,614	$13,725,949
Cellnex Telecom SA (Spain)(b)		141,243	4,593,895
Crown Castle, Inc.		123,638	12,079,433
SES SA (Luxembourg)		179,485	914,196

			31,313,473

ELECTRIC	4.5%
Alliant Energy Corp.		16,315	830,433
Ameren Corp.		28,062	1,995,489
CenterPoint Energy, Inc.		87,047	2,696,716
CLP Holdings Ltd. (Hong Kong)		100,000	808,037
Consolidated Edison, Inc.		49,824	4,455,262
Duke Energy Corp.		7,745	776,281
E.ON SE (Germany)		58,025	761,549
Eversource Energy		57,124	3,239,502
National Grid PLC (United Kingdom)		870,852	9,716,045
NextEra Energy, Inc.		22,801	1,614,539
PG&E Corp.		401,121	7,003,573
Power Assets Holdings Ltd. (Hong Kong)		142,500	770,980
PPL Corp.		97,037	2,683,073
Public Service Enterprise Group, Inc.		12,354	910,490

			38,261,969

ENERGY	6.4%
COAL & CONSUMABLE FUELS	0.2%
Cameco Corp. (Canada)		41,289	2,031,419

INTEGRATED OIL & GAS	4.8%
BP PLC (United Kingdom)		846,100	5,082,523
Cenovus Energy, Inc. (Canada)		117,945	2,318,293
Exxon Mobil Corp.		94,502	10,879,070
Imperial Oil Ltd. (Canada)		47,494	3,238,361
Petroleo Brasileiro SA, ADR (Brazil)		82,476	1,195,077
Repsol SA (Spain)		60,895	960,951
Shell PLC (Netherlands)		342,352	12,264,616
Suncor Energy, Inc. (Canada)		50,688	1,932,224
TotalEnergies SE (France)		52,841	3,527,261

			41,398,376

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2024 (Unaudited)

		Shares	Value
OIL & GAS DRILLING	0.1%
Seadrill Ltd. (Norway)(a)		12,832	$660,848

OIL & GAS EQUIPMENT & SERVICES	0.2%
Baker Hughes Co.		39,632	1,393,857

OIL & GAS EXPLORATION & PRODUCTION	0.7%
ConocoPhillips		26,807	3,066,185
Devon Energy Corp.		29,934	1,418,872
EQT Corp.		18,986	702,102
Landbridge Co. LLC(a)		38,578	893,081

			6,080,240

OIL & GAS REFINING & MARKETING	0.4%
Marathon Petroleum Corp.		18,740	3,251,015
Neste OYJ (Finland)		29,831	531,128

			3,782,143

TOTAL ENERGY			55,346,883

ENVIRONMENTAL SERVICES	0.2%
Cleanaway Waste Management Ltd. (Australia)		782,060	1,445,143

GAS DISTRIBUTION	2.2%
Atmos Energy Corp.		24,723	2,883,938
ENN Energy Holdings Ltd., (H Shares) (China)		209,857	1,729,314
NiSource, Inc.		123,508	3,558,266
Sempra		89,764	6,827,450
Snam SpA (Italy)		416,161	1,841,136
Tokyo Gas Co. Ltd. (Japan)		75,400	1,619,162

			18,459,266

INDUSTRIALS—CAPITAL GOODS	0.2%
GEA Group AG (Germany)		48,969	2,040,047

MARINE PORTS	0.8%
China Merchants Port Holdings Co. Ltd., (H Shares) (China)		570,000	848,170
International Container Terminal Services, Inc. (Philippines)		249,050	1,486,422
Koninklijke Vopak NV (Netherlands)		46,493	1,929,926
Santos Brasil Participacoes SA (Brazil)		956,201	2,334,867

			6,599,385

MATERIALS—PAPER & FOREST PRODUCTS	0.1%
Interfor Corp. (Canada)(a)		91,670	1,106,969

METALS & MINING	4.7%
DIVERSIFIED METALS & MINING	2.9%
Anglo American PLC (South Africa)		134,775	4,262,632

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2024 (Unaudited)

		Shares	Value
BHP Group Ltd. (Australia)		156,056	$4,443,199
Capstone Copper Corp. (Canada)(a)		122,299	867,147
Freeport-McMoRan, Inc.(c)		85,028	4,132,361
Glencore PLC (Australia)		902,716	5,147,605
Ivanhoe Electric, Inc.(a)		144,184	1,352,446
Rio Tinto PLC (Australia)		31,775	2,089,073
Teck Resources Ltd., Class B (Canada)		57,303	2,744,814

			25,039,277

GOLD	1.0%
Agnico Eagle Mines Ltd. (Canada)		39,641	2,592,798
Franco-Nevada Corp. (Canada)		21,303	2,525,746
Gold Fields Ltd., ADR (South Africa)		43,866	653,603
Newmont Corp.		72,182	3,022,260

			8,794,407

STEEL	0.8%
Cleveland-Cliffs, Inc.(a)		93,659	1,441,412
Nippon Steel Corp. (Japan)		24,319	514,071
Reliance, Inc.		4,346	1,241,218
U.S. Steel Corp.		18,735	708,183
Vale SA, ADR (Brazil)		256,408	2,864,077

			6,768,961

TOTAL METALS & MINING			40,602,645

MIDSTREAM	6.0%
Cheniere Energy, Inc.		45,283	7,916,827
DT Midstream, Inc.		9,785	695,029
Enbridge, Inc. (Canada)		179,825	6,397,487
EnLink Midstream LLC(a)		94,908	1,305,934
Kinetik Holdings, Inc.		32,215	1,334,990
ONEOK, Inc.		30,598	2,495,267
Pembina Pipeline Corp. (Canada)		175,238	6,502,014
Targa Resources Corp.		33,787	4,351,090
TC Energy Corp. (Canada)		292,909	11,103,586
Williams Cos., Inc.		217,728	9,253,440

			51,355,664

RAILWAYS	0.1%
East Japan Railway Co. (Japan)		28,200	467,020
Norfolk Southern Corp.		3,523	756,353

			1,223,373

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2024 (Unaudited)

		Shares	Value
REAL ESTATE	23.0%
DATA CENTERS	2.3%
Digital Core REIT Management Pte. Ltd. (Singapore)		2,835,200	$1,616,064
Digital Realty Trust, Inc.		81,440	12,382,952
Equinix, Inc.		7,582	5,736,541

			19,735,557

DIVERSIFIED	3.6%
CapitaLand Integrated Commercial Trust (Singapore)		354,800	518,071
Charter Hall Group (Australia)		144,767	1,079,698
Fastighets AB Balder, Class B (Sweden)(a)		202,791	1,389,441
Goodman Group (Australia)		275,934	6,396,624
Ingenia Communities Group (Australia)		642,221	2,047,874
KDX Realty Investment Corp. (Japan)		1,427	1,388,063
Land Securities Group PLC (United Kingdom)		122,450	958,918
Link REIT (Hong Kong)		244,400	949,865
Merlin Properties Socimi SA (Spain)		68,654	764,660
Mitsubishi Estate Co. Ltd. (Japan)		90,200	1,412,791
Mitsui Fudosan Co. Ltd. (Japan)		484,200	4,419,465
Nomura Real Estate Master Fund, Inc. (Japan)		1,520	1,348,151
Stockland (Australia)		939,928	2,614,698
Sumitomo Realty & Development Co. Ltd. (Japan)		85,200	2,500,026
Sun Hung Kai Properties Ltd. (Hong Kong)		214,000	1,851,147
United Urban Investment Corp. (Japan)		1,138	1,010,754

			30,650,246

HEALTH CARE	2.9%
Aedifica SA (Belgium)		20,933	1,269,991
Healthcare Realty Trust, Inc., Class A		200,665	3,306,959
Healthpeak Properties, Inc.		120,036	2,352,705
Omega Healthcare Investors, Inc.		14,747	505,085
Parkway Life Real Estate Investment Trust (Singapore)		632,200	1,631,785
Welltower, Inc.		154,479	16,104,436

			25,170,961

HOTEL	0.8%
Boyd Gaming Corp.		53,441	2,944,599
Host Hotels & Resorts, Inc.		117,333	2,109,647
Invincible Investment Corp. (Japan)		2,777	1,125,368
Japan Hotel REIT Investment Corp. (Japan)		1,246	601,742

			6,781,356

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2024 (Unaudited)

		Shares	Value
INDUSTRIAL OFFICE	0.1%
LondonMetric Property PLC (United Kingdom)		486,954	$1,190,490

INDUSTRIALS	3.5%
ARGAN SA (France)		13,530	1,054,869
Catena AB (Sweden)		23,170	1,154,237
Dream Industrial Real Estate Investment Trust (Canada)		426,778	3,952,544
GLP J-Reit (Japan)		1,885	1,538,321
Mitsui Fudosan Logistics Park, Inc. (Japan)		516	1,390,304
Prologis, Inc.		141,239	15,862,552
Segro PLC (United Kingdom)		215,693	2,449,009
Tritax Big Box REIT PLC (United Kingdom)		940,424	1,843,812
VGP NV (Belgium)		8,910	992,386

			30,238,034

OFFICE	0.1%
Derwent London PLC (United Kingdom)		21,000	599,942

RESIDENTIAL	4.2%
Advance Residence Investment Corp. (Japan)		383	779,617
Canadian Apartment Properties REIT (Canada)		47,521	1,544,029
Equity LifeStyle Properties, Inc.		4,352	283,446
Essex Property Trust, Inc.		19,235	5,235,767
Grainger PLC (United Kingdom)		276,189	850,132
Invitation Homes, Inc.		265,308	9,521,904
LEG Immobilien SE (Germany)		24,013	1,961,158
Sun Communities, Inc.		42,689	5,137,194
UDR, Inc.		167,360	6,886,864
UNITE Group PLC (United Kingdom)		59,347	669,183
Vonovia SE (Germany)		108,710	3,091,031

			35,960,325

RETAIL	2.8%
Frasers Centrepoint Trust (Singapore)		1,058,300	1,662,374
Kimco Realty Corp.		163,936	3,190,194
Klepierre SA (France)		72,568	1,941,364
Realty Income Corp.		118,213	6,244,011
Simon Property Group, Inc.		55,329	8,398,942
Unibail-Rodamco-Westfield (France)		29,948	2,357,994

			23,794,879

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2024 (Unaudited)

		Shares	Value
SELF STORAGE	1.4%
Big Yellow Group PLC (United Kingdom)		76,827	$1,140,153
Extra Space Storage, Inc.		28,817	4,478,450
Public Storage		15,979	4,596,359
Safestore Holdings PLC (United Kingdom)		172,731	1,680,197

			11,895,159

SPECIALTY	1.3%
Galaxy Entertainment Group Ltd. (Hong Kong)		196,000	913,607
Iron Mountain, Inc.		57,695	5,170,626
JM AB (Sweden)		15,851	296,262
VICI Properties, Inc., Class A		180,120	5,158,637

			11,539,132

TOTAL REAL ESTATE			197,556,081

TOLL ROADS	1.2%
Atlas Arteria Ltd. (Australia)(d)		225,626	769,132
Eiffage SA (France)		28,230	2,592,776
Vinci SA (France)		62,732	6,609,450
Zhejiang Expressway Co. Ltd., (H Shares) (China)		1,099,819	742,222

			10,713,580

TRANSPORT LOGISTICS	0.1%
Qube Holdings Ltd. (Australia)		309,167	752,795

WATER	0.3%
Guangdong Investment Ltd., (H shares) (China)		922,000	539,571
Pennon Group PLC (United Kingdom)		277,907	2,014,718

			2,554,289

TOTAL COMMON STOCK (Identified cost—$457,297,202)			506,231,289

EXCHANGE-TRADED FUNDS	4.7%
CORPORATE BONDS	0.2%
SPDR Portfolio Short Term Corporate Bond ETF		54,978	1,632,847

GOLD	4.5%
iShares Gold Trust(a)		264,699	11,628,227
SPDR Gold MiniShares Trust(a)		590,639	27,222,551

			38,850,778

TOTAL EXCHANGE-TRADED FUNDS (Identified cost—$32,746,459)			40,483,625

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2024 (Unaudited)

		Shares	Value
PREFERRED SECURITIES—EXCHANGE-TRADED	0.0%
UTILITIES
Algonquin Power & Utilities Corp., 6.20% to 10/1/24, due 7/1/79, Series 19-A (Canada)(e)		10,000	$251,800

TOTAL PREFERRED SECURITIES—EXCHANGE-TRADED (Identified cost—$252,100)			251,800

		Principal Amount*
PREFERRED SECURITIES—OVER-THE-COUNTER	5.0%
BANKING	1.0%
Bank of America Corp., 6.25% to 9/5/24, Series X(e)(f)		750,000	748,764
Bank of America Corp., 6.50% to 10/23/24, Series Z(e)(f)		525,000	525,178
Charles Schwab Corp., 5.375% to 6/1/25, Series G(e)(f)		280,000	277,557
Citigroup, Inc., 6.25% to 8/15/26, Series T(e)(f)		1,200,000	1,202,162
Corestates Capital III, 6.154% (3 Month USD Term SOFR + 0.832%), due 2/15/27 (TruPS)(b)(g)		1,000,000	978,204
Credit Agricole SA, 6.875% to 9/23/24 (France)(b)(e)(f)(h)		400,000	399,218
Truist Financial Corp., 6.251% (3 Month USD Term SOFR + 0.912%), due 3/15/28 (TruPS)(g)		550,000	529,185
Truist Financial Corp., 6.254% (3 Month USD Term SOFR + 0.932%), due 5/15/27, Series A (TruPS)(g)		600,000	588,480
UBS Group AG, 6.875% to 8/7/25 (Switzerland)(e)(f)(h)(i)		600,000	596,176
UBS Group AG, 7.00% to 2/19/25 (Switzerland)(e)(f)(h)(i)		900,000	899,464
Wells Fargo & Co., 5.875% to 6/15/25, Series U(e)(f)		1,875,000	1,871,120

			8,615,508

ENERGY	0.2%
BP Capital Markets PLC, 4.375% to 6/22/25(e)(f)		1,765,000	1,734,722

FINANCIAL SERVICES	0.4%
American Express Co., 2.50%, due 7/30/24		3,652,000	3,652,000

INSURANCE	1.2%
Argentum Netherlands BV for Swiss Re Ltd., 5.625% to 8/15/27, due 8/15/52 (Switzerland)(e)(i)		981,000	967,916
Argentum Netherlands BV for Swiss Re Ltd., 5.75% to 8/15/25, due 8/15/50 (Netherlands)(e)(i)		1,000,000	992,150
AXA SA, 5.125% to 1/17/27, due 1/17/47, Series EMTN (France)(e)(i)		2,500,000	2,454,563

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2024 (Unaudited)

		Principal Amount*	Value
Dai-ichi Life Insurance Co. Ltd., 5.10% to 10/28/24, (Japan)(b)(e)(f)		800,000	$799,066
Meiji Yasuda Life Insurance Co., 5.20% to 10/20/25, due 10/20/45 (Japan)(b)(e)		500,000	496,087
Nippon Life Insurance Co., 4.70% to 1/20/26, due 1/20/46 (Japan)(b)(e)		3,200,000	3,128,159
QBE Insurance Group Ltd., 5.875% to 5/12/25, (Australia)(b)(e)(f)		1,500,000	1,488,351

			10,326,292

PIPELINES	0.1%
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (Canada)(e)		650,000	637,784

REAL ESTATE	0.2%
Scentre Group Trust 2, 4.75% to 6/24/26, due 9/24/80 (Australia)(b)(e)		1,500,000	1,449,613

TELECOMMUNICATIONS	0.2%
Vodafone Group PLC, 6.25% to 7/29/24, due 10/3/78 (United Kingdom)(e)(i)		2,000,000	1,998,170

UTILITIES	1.7%
American Electric Power Co., Inc., 5.699%, due 8/15/25		1,800,000	1,802,043
Dominion Energy, Inc., 3.071%, due 8/15/24		5,303,000	5,282,240
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)(e)		1,470,000	1,464,404
Enel Finance International NV, 2.65%, due 9/10/24 (Italy)(b)		4,532,000	4,501,972
Sempra, 4.875% to 10/15/25(e)(f)		1,705,000	1,676,553

			14,727,212

TOTAL PREFERRED SECURITIES—OVER-THE-COUNTER (Identified cost—$42,874,022)			43,141,301

CORPORATE BONDS	7.7%
CONSUMER DISCRETIONARY	0.3%
Home Depot, Inc., 4.875%, due 6/25/27		2,200,000	2,196,138

ENERGY	0.1%
BP Capital Markets America, Inc., 5.017%, due 11/17/27		1,240,000	1,239,147

HEALTH CARE	0.2%
Bristol-Myers Squibb Co., 4.90%, due 2/22/27		1,475,000	1,471,105

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2024 (Unaudited)

		Principal Amount*	Value
REAL ESTATE	4.0%
American Tower Corp., 2.95%, due 1/15/25		1,573,000	$1,548,638
American Tower Corp., 3.125%, due 1/15/27		1,250,000	1,184,878
AvalonBay Communities, Inc., 2.95%, due 5/11/26, Series GMTN		1,275,000	1,223,853
Brixmor Operating Partnership LP, 3.85%, due 2/1/25		153,000	151,364
Crown Castle, Inc., 3.20%, due 9/1/24		936,000	931,347
CubeSmart LP, 3.125%, due 9/1/26		290,000	276,492
Equinix, Inc., 1.25%, due 7/15/25		500,000	477,902
Equinix, Inc., 1.45%, due 5/15/26		1,100,000	1,021,716
Essex Portfolio LP, 3.375%, due 4/15/26		1,504,000	1,453,136
Essex Portfolio LP, 3.50%, due 4/1/25		1,500,000	1,474,866
Federal Realty OP LP, 3.25%, due 7/15/27		1,780,000	1,682,633
Healthcare Realty Holdings LP, 3.875%, due 5/1/25		2,650,000	2,599,791
Kilroy Realty LP, 3.45%, due 12/15/24		2,250,000	2,222,764
Kimco Realty OP LLC, 3.25%, due 8/15/26		1,559,000	1,485,454
Kimco Realty OP LLC, 3.85%, due 6/1/25		150,000	147,535
Kite Realty Group Trust, 4.00%, due 3/15/25		2,137,000	2,105,352
Realty Income Corp., 0.75%, due 3/15/26		500,000	462,149
Realty Income Corp., 3.20%, due 1/15/27		587,000	555,578
Realty Income Corp., 4.625%, due 11/1/25		800,000	790,743
Regency Centers LP, 3.60%, due 2/1/27		1,180,000	1,133,122
Regency Centers LP, 3.90%, due 11/1/25		338,000	330,496
Simon Property Group LP, 3.375%, due 10/1/24		6,318,000	6,278,448
SITE Centers Corp., 3.625%, due 2/1/25		1,240,000	1,223,810
SITE Centers Corp., 4.25%, due 2/1/26		1,116,000	1,104,320
VICI Properties LP/VICI Note Co., Inc., 5.75%, due 2/1/27(b)		1,525,000	1,526,185
WP Carey, Inc., 4.00%, due 2/1/25		626,000	618,609

			34,011,181

TELECOMMUNICATIONS	0.5%
AT&T, Inc., 4.25%, due 3/1/27		374,000	365,369
T-Mobile USA, Inc., 2.25%, due 2/15/26		750,000	712,820
T-Mobile USA, Inc., 3.50%, due 4/15/25		1,640,000	1,612,726
Verizon Communications, Inc., 4.125%, due 3/16/27		1,750,000	1,706,323

			4,397,238

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2024 (Unaudited)

		Principal Amount*	Value
UTILITIES	2.6%
Algonquin Power & Utilities Corp., 5.365%, due 6/15/26 (Canada)		1,740,000	$1,732,412
DTE Energy Co., 4.22%, due 11/1/24		1,535,000	1,526,257
DTE Energy Co., 2.529%, due 10/1/24, Series C		2,817,000	2,791,446
Duke Energy Corp., 4.85%, due 1/5/27		1,405,000	1,394,622
Enel Finance International NV, 4.50%, due 6/15/25 (Italy)(b)		1,250,000	1,233,740
Enel Finance International NV, 6.80%, due 10/14/25 (Italy)(b)		800,000	812,843
NextEra Energy Capital Holdings, Inc., 4.95%, due 1/29/26		1,625,000	1,616,156
NextEra Energy Capital Holdings, Inc., 6.051%, due 3/1/25		2,050,000	2,054,426
Sempra, 3.30%, due 4/1/25		490,000	481,352
Southern California Edison Co., 4.20%, due 6/1/25, Series C		1,120,000	1,105,596
Southern Co., 4.475%, due 8/1/24		4,660,000	4,653,476
Southern Power Co., 0.90%, due 1/15/26		750,000	699,324
WEC Energy Group, Inc., 4.75%, due 1/9/26		1,485,000	1,469,590
WEC Energy Group, Inc., 5.60%, due 9/12/26		960,000	963,925

			22,535,165

TOTAL CORPORATE BONDS (Identified cost—$65,991,952)			65,849,974

		Shares
SHORT-TERM INVESTMENTS	22.6%
MONEY MARKET FUNDS	1.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.25%(j)		7,999,349	7,999,349
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 5.25%(j)		6,250,876	6,250,876

			14,250,225

		Principal Amount*
U.S. TREASURY BILLS	20.9%
U.S. Treasury Bills, 5.385%, due 7/11/24(k)(l)		5,468,000	5,460,039
U.S. Treasury Bills, 5.390%, due 7/18/24(k)		44,871,000	44,759,832
U.S. Treasury Bills, 5.399%, due 7/25/24(k)		58,095,000	57,891,474

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2024 (Unaudited)

		Principal Amount*	Value
U.S. Treasury Bills, 5.391%, due 8/1/24(k)(l)		13,549,000	$13,487,777
U.S. Treasury Bills, 5.361%, due 9/17/24(k)		12,800,000	12,655,509
U.S. Treasury Bills, 5.375%, due 9/17/24(k)		5,000,000	4,943,558
U.S. Treasury Bills, 5.395%, due 9/17/24(k)		4,500,000	4,449,203
U.S. Treasury Bills, 5.370%, due 10/22/24(k)		10,500,000	10,328,452
U.S. Treasury Bills, 5.350%, due 12/19/24(k)(l)		26,500,000	25,856,716

			179,832,560

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$194,078,124)			194,082,785

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$793,239,859)	98.8%		850,040,774
WRITTEN OPTION CONTRACTS (Premiums received—$7,114)	(0.0)		(5,220)
OTHER ASSETS IN EXCESS OF LIABILITIES(m)	1.2		10,254,094

NET ASSETS	100.0%		$860,289,648

Exchange-Traded Option Contracts

Written Options

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount(n)	Premiums Received	Value
Put—Darling Ingredients, Inc.	$35.00	7/19/24	(87)	$(319,725)	$(7,114)	$(5,220)

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SPDR	Standard & Poor’s Depositary Receipt
TruPS	Trust Preferred Securities
USD	United States Dollar

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2024 (Unaudited)

Note: Percentages indicated are based on the net assets of the Fund.

*	Amount denominated in U.S. dollars unless otherwise indicated.
(a)	Non–income producing security.
(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $26,389,664 which represents 3.1% of the net assets of the Fund, of which 0.0% are illiquid.

(c)	All or a portion of the security is pledged in connection with exchange-traded written option contracts. $215,104 in aggregate has been pledged as collateral.
(d)	Stapled security. A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(e)	Security converts to floating rate after the indicated fixed–rate coupon period.
(f)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(g)	Variable rate. Rate shown is in effect at June 30, 2024.
(h)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $1,894,858 or 0.2% of the net assets of the Fund.

(i)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $7,908,439 which represents 0.9% of the net assets of the Fund, of which 0.0% are illiquid.

(j)	Rate quoted represents the annualized seven–day yield.
(k)	The rate shown is the effective yield on the date of purchase.
(l)	All or a portion of this security has been pledged as collateral for futures contracts. $19,591,793 in aggregate has been pledged as collateral to Morgan Stanley & Co. LLC.
(m)	Other assets in excess of liabilities include unrealized appreciation/depreciation on open futures contracts at June 30, 2024.
(n)	Represents number of contracts multiplied by notional contract size multiplied by the underlying price.

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2024 (Unaudited)

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
LONG FUTURES OUTSTANDING
Aluminum HG LME	131	July 15, 2024	$8,294,376	$8,156,453	$(137,923)
Aluminum HG LME	157	August 19, 2024	9,037,442	9,848,531	811,089
Aluminum HG LME	151	September 16, 2024	10,311,190	9,526,439	(784,751)
Aluminum HG LME	312	November 18, 2024	19,087,076	19,897,098	810,022
Aluminum HG LME	158	December 16, 2024	9,892,274	10,119,584	227,310
Aluminum HG LME	158	January 13, 2025	10,353,899	10,163,350	(190,549)
Brent Crude Oil(a)	203	September 30, 2024	16,497,740	16,950,500	452,760
Coffee C	89	December 18, 2024	7,431,286	7,492,688	61,402
Copper	118	December 27, 2024	13,337,238	13,012,450	(324,788)
Corn	514	December 13, 2024	12,042,738	10,813,275	(1,229,463)
Cotton No.2	82	December 6, 2024	3,091,970	2,980,290	(111,680)
Gasoline RBOB	50	October 31, 2024	4,493,942	4,672,710	178,768
Gold 100 oz	146	December 27, 2024	36,469,412	34,829,760	(1,639,652)
KC HRW Wheat	121	December 13, 2024	4,106,825	3,649,663	(457,162)
Lead LME	28	July 15, 2024	1,629,352	1,532,398	(96,954)
Lead LME	37	August 19, 2024	2,057,532	2,046,794	(10,738)
Lead LME	34	September 16, 2024	1,993,204	1,894,692	(98,512)
Lead LME	36	November 18, 2024	1,983,127	2,018,520	35,393
Lead LME	36	December 16, 2024	1,914,992	2,025,045	110,053
Lean Hogs(a)	132	October 14, 2024	4,462,348	3,998,280	(464,068)
Live Cattle	107	October 31, 2024	7,808,056	7,912,650	104,594
Low Sulphur Gasoil	79	November 12, 2024	5,900,207	6,158,050	257,843
Natural Gas	479	August 28, 2024	14,213,268	12,444,420	(1,768,848)
Natural Gas	161	October 29, 2024	5,503,476	4,960,410	(543,066)
Nickel LME	25	July 15, 2024	3,090,181	2,563,986	(526,195)
Nickel LME	59	August 19, 2024	6,187,134	6,085,345	(101,789)
Nickel LME	54	September 16, 2024	6,900,750	5,596,374	(1,304,376)
Nickel LME	55	November 18, 2024	5,964,290	5,759,952	(204,338)
NY Harbor ULSD	43	October 31, 2024	4,460,507	4,618,664	158,157
Silver	83	December 27, 2024	12,593,507	12,445,850	(147,657)
Soybean	197	November 14, 2024	11,903,227	10,874,400	(1,028,827)
Soybean Meal	200	December 13, 2024	7,389,018	6,710,000	(679,018)
Soybean Oil	247	December 13, 2024	6,982,106	6,489,678	(492,428)
Sugar #11 (World)	250	September 30, 2024	5,406,885	5,684,000	277,115

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2024 (Unaudited)

Futures Contracts—(Continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
Wheat	193	December 13, 2024	$6,408,523	$5,761,050	$(647,473)
WTI Crude Oil	211	October 22, 2024	16,008,842	16,669,000	660,158
Zinc LME	141	July 15, 2024	8,945,241	10,188,484	1,243,243
Zinc LME	80	September 16, 2024	6,250,293	5,870,940	(379,353)
Zinc LME	169	November 18, 2024	11,262,431	12,491,466	1,229,035
Zinc LME	86	December 16, 2024	6,292,790	6,370,923	78,133

			$337,958,695	$331,284,162	$(6,674,533)

SHORT FUTURES OUTSTANDING
Aluminum HG LME	131	July 15, 2024	$(8,485,371)	$(8,156,453)	$328,918
Aluminum HG LME	157	August 19, 2024	(8,875,161)	(9,848,532)	(973,371)
Aluminum HG LME	151	September 16, 2024	(9,684,095)	(9,526,439)	157,656
Aluminum HG LME	159	November 18, 2024	(9,906,297)	(10,139,867)	(233,570)
Aluminum HG LME	158	December 16, 2024	(10,341,708)	(10,119,584)	222,124
Aluminum HG LME	158	January 13, 2025	(10,896,538)	(10,163,350)	733,188
Lead LME	28	July 15, 2024	(1,465,387)	(1,532,398)	(67,011)
Lead LME	37	August 19, 2024	(2,153,947)	(2,046,794)	107,153
Lead LME	34	September 16, 2024	(1,855,955)	(1,894,693)	(38,738)
Lead LME	36	December 16, 2024	(2,028,915)	(2,025,045)	3,870
Nickel LME	25	July 15, 2024	(2,752,446)	(2,563,986)	188,460
Nickel LME	59	August 19, 2024	(7,457,276)	(6,085,345)	1,371,931
Nickel LME	54	September 16, 2024	(5,803,846)	(5,596,374)	207,472
Nickel LME	1	November 18, 2024	(103,214)	(104,726)	(1,512)
Zinc LME	141	July 15, 2024	(9,402,221)	(10,188,484)	(786,263)
Zinc LME	80	September 16, 2024	(5,664,346)	(5,870,940)	(206,594)
Zinc LME	87	November 18, 2024	(6,349,744)	(6,430,518)	(80,774)
Zinc LME	86	December 16, 2024	(6,725,762)	(6,370,923)	354,839

			$(109,952,229)	$(108,664,451)	$1,287,778

(a)	Futures contracts are cash settled based upon the price of the underlying commodity.

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2024 (Unaudited)

Glossary of Portfolio Abbreviations

HG	High Grade
HRW	Hard Red Winter
LME	London Metal Exchange
RBOB	Reformulated Gasoline Blendstock for Oxygen Blending
ULSD	Ultra Low Sulfur Diesel
WTI	West Texas Intermediate

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS:
Investments in securities, at value (Identified cost—$793,239,859)	$850,040,774
Foreign currency, at value (Identified cost—$546,284)	546,751
Cash collateral pledged for futures contracts	40,999
Receivable for:
Fund shares sold	18,206,317
Investment securities sold	15,492,771
Dividends and interest	3,222,119
Variation margin on futures contracts	1,575,487
Other assets	25,942

Total Assets	889,151,160

LIABILITIES:
Written option contracts, at value (Premiums received—$7,114)	5,220
Due to custodian	464,005
Payable for:
Investment securities purchased	21,267,571
Fund shares redeemed	3,395,029
Dividends and distributions declared	2,772,386
Investment advisory fees	379,879
Shareholder servicing fees	177,044
Administration fees	55,665
Distribution fees	5,018
Other liabilities	339,695

Total Liabilities	28,861,512

NET ASSETS	$860,289,648

NET ASSETS consist of:
Paid-in capital	$864,875,019
Total distributable earnings/(accumulated loss)	(4,585,371)

$860,289,648

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES—(Continued)

June 30, 2024 (Unaudited)

CLASS A SHARES:
NET ASSETS	$9,912,213
Shares issued and outstanding ($0.001 par value common stock outstanding)	1,001,062

Net asset value and redemption price per share	$9.90

Maximum offering price per share ($9.90 ÷ 0.955)(a)	$10.37

CLASS C SHARES:
NET ASSETS	$4,697,732
Shares issued and outstanding ($0.001 par value common stock outstanding)	476,063

Net asset value and offering price per share(b)	$9.87

CLASS I SHARES:
NET ASSETS	$823,067,842
Shares issued and outstanding ($0.001 par value common stock outstanding)	82,996,609

Net asset value, offering and redemption price per share	$9.92

CLASS R SHARES:
NET ASSETS	$31,350
Shares issued and outstanding ($0.001 par value common stock outstanding)	3,130

Net asset value, offering and redemption price per share	$10.02

CLASS Z SHARES:
NET ASSETS	$22,580,511
Shares issued and outstanding ($0.001 par value common stock outstanding)	2,281,568

Net asset value, offering and redemption price per share	$9.90

(a)	On investments of $100,000 or more, the offering price is reduced.
(b)	Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge of 1.00% on shares held for less than one year.

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

Investment Income:
Dividend income (net of $579,173 of foreign withholding tax)	$9,772,180
Interest income	7,744,302

Total Investment Income	17,516,482

Expenses:
Investment advisory fees	3,161,764
Distribution fees—Class A	12,621
Distribution fees—Class C	19,754
Distribution fees—Class R	77
Shareholder servicing fees—Class A	5,048
Shareholder servicing fees—Class C	6,585
Shareholder servicing fees—Class I	289,761
Administration fees	406,288
Custodian fees and expenses	81,185
Professional fees	71,722
Registration and filing fees	53,909
Shareholder reporting expenses	42,890
Transfer agent fees and expenses	40,830
Directors’ fees and expenses	29,640
Miscellaneous	25,805

Total Expenses	4,247,879
Reduction of Expenses (See Note 2)	(831,969)

Net Expenses	3,415,910

Net Investment Income (Loss)	14,100,572

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in securities (net of $108,699 of foreign capital gains tax)	5,400,465
Futures contracts	3,328,193
Written option contracts	13,967
Foreign currency transactions	(58,361)

Net realized gain (loss)	8,684,264

Net change in unrealized appreciation (depreciation) on:
Investments in securities (net of decrease in accrued foreign capital gains tax of $61,938)	(7,700,567)
Futures contracts	1,586,064
Written option contracts	1,894
Foreign currency translations	(18,236)

Net change in unrealized appreciation (depreciation)	(6,130,845)

Net Realized and Unrealized Gain (Loss)	2,553,419

Net Increase (Decrease) in Net Assets Resulting from Operations	16,653,991

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	For the Six Months Ended June 30, 2024	For the Year Ended December 31, 2023
Change in Net Assets:
From Operations:
Net investment income (loss)	$14,100,572	$26,877,975
Net realized gain (loss)	8,684,264	(39,762,103)
Net change in unrealized appreciation (depreciation)	(6,130,845)	43,202,522

Net increase (decrease) in net assets resulting from operations	16,653,991	30,318,394

Distributions to Shareholders:
Class A	(150,520)	(280,885)
Class C	(53,778)	(93,602)
Class I	(13,942,239)	(20,278,411)
Class R	(447)	(575)
Class Z	(381,224)	(575,102)
Tax Return of Capital to Shareholders:
Class A	—	(37,830)
Class C	—	(17,446)
Class I	—	(2,030,308)
Class R	—	(77)
Class Z	—	(55,567)

Total distributions	(14,528,208)	(23,369,803)

Capital Stock Transactions:
Increase (decrease) in net assets from Fund share transactions	4,854,865	(86,527,834)

Total increase (decrease) in net assets	6,980,648	(79,579,243)
Net Assets:
Beginning of period	853,309,000	932,888,243

End of period	$860,289,648	$853,309,000

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED FINANCIAL HIGHLIGHTS (Unaudited)

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the consolidated financial statements. They should be read in conjunction with the consolidated financial statements and notes thereto.

	Class A
	For the Six Months Ended June 30, 2024		For the Year Ended December 31,
Per Share Operating Data:			2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.87		$9.77	$10.28	$9.15	$9.40	$8.23

Income (loss) from investment operations:

Net investment income (loss)(a)	0.15		0.26	0.16	0.07	0.09	0.16
Net realized and unrealized gain (loss)	0.03		0.07	(0.41)	2.02	(0.22)	1.25

Total from investment operations	0.18		0.33	(0.25)	2.09	(0.13)	1.41

Less dividends and distributions to shareholders from:

Net investment income	(0.15)		(0.21)	(0.23)	(0.79)	(0.09)	(0.22)
Net realized gain	—		—	(0.01)	(0.17)	(0.03)	(0.02)
Tax return of capital	—		(0.02)	(0.02)	—	—	—

Total dividends and distributions to shareholders	(0.15)		(0.23)	(0.26)	(0.96)	(0.12)	(0.24)

Net increase (decrease) in net asset value	0.03		0.10	(0.51)	1.13	(0.25)	1.17

Net asset value, end of period	$9.90		$9.87	$9.77	$10.28	$9.15	$9.40

Total return(b)(c)	1.84	%(d)	3.45%	–2.38%	23.15%	–1.22%	17.19%

Ratios/Supplemental Data:

Net assets, end of period (in millions)	$9.9		$10.4	$16.7	$10.8	$8.4	$10.8

Ratios to average daily net assets:

Expenses (before expense reduction)	1.28	%(e)	1.27%	1.33%	1.45%	1.69%	1.62%

Expenses (net of expense reduction)	1.15	%(e)	1.15%	1.15%	1.15%	1.15%	1.15%

Net investment income (loss) (before expense reduction)	2.86	%(e)	2.58%	1.39%	0.37%	0.58%	1.26%

Net investment income (loss) (net of expense reduction)	2.99	%(e)	2.70%	1.57%	0.67%	1.12%	1.73%

Portfolio turnover rate(f)	62	%(d)	104%	83%	71%	139%	115%

(a)	Calculation based on average shares outstanding.
(b)	Return assumes the reinvestment of all dividends and distributions at net asset value.
(c)	Does not reflect sales charges, which would reduce return.
(d)	Not annualized.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class C
	For the Six Months Ended June 30, 2024		For the Year Ended December 31,
Per Share Operating Data:			2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.84		$9.73	$10.26	$9.13	$9.37	$8.21

Income (loss) from investment operations:

Net investment income (loss)(a)	0.11		0.20	0.10	0.00 (b)	0.04	0.10
Net realized and unrealized gain (loss)	0.03		0.07	(0.42)	2.03	(0.21)	1.23

Total from investment operations	0.14		0.27	(0.32)	2.03	(0.17)	1.33

Less dividends and distributions to shareholders from:

Net investment income	(0.11)		(0.14)	(0.18)	(0.73)	(0.04)	(0.15)
Net realized gain	—		—	(0.01)	(0.17)	(0.03)	(0.02)
Tax return of capital	—		(0.02)	(0.02)	—	—	—

Total dividends and distributions to shareholders	(0.11)		(0.16)	(0.21)	(0.90)	(0.07)	(0.17)

Net increase (decrease) in net asset value	0.03		0.11	(0.53)	1.13	(0.24)	1.16

Net asset value, end of period	$9.87		$9.84	$9.73	$10.26	$9.13	$9.37

Total return(c)(d)	1.46	%(e)	2.88%	–3.06%	22.44%	–1.80%	16.31%

Ratios/Supplemental Data:

Net assets, end of period (in millions)	$4.7		$5.9	$8.2	$3.4	$2.7	$4.3

Ratios to average daily net assets:

Expenses (before expense reduction)	1.93	%(f)	1.92%	1.98%	2.10%	2.34%	2.27%

Expenses (net of expense reduction)	1.80	%(f)	1.80%	1.80%	1.80%	1.80%	1.80%

Net investment income (loss) (before expense reduction)	2.17	%(f)	1.93%	0.80%	(0.27)%	(0.02)%	0.61%

Net investment income (loss) (net of expense reduction)	2.30	%(f)	2.05%	0.98%	0.03%	0.52%	1.08%

Portfolio turnover rate(g)	62	%(e)	104%	83%	71%	139%	115%

(a)	Calculation based on average shares outstanding.
(b)	Amount is less than $0.005.
(c)	Return assumes the reinvestment of all dividends and distributions at net asset value.
(d)	Does not reflect sales charges, which would reduce return.
(e)	Not annualized.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class I
	For the Six Months Ended June 30, 2024		For the Year Ended December 31,
Per Share Operating Data:			2023	2022	2021	2020	2019
Net asset value, beginning of period	$ 9.89		$ 9.79	$10.30	$ 9.16	$ 9.41	$ 8.24

Income (loss) from investment operations:

Net investment income (loss)(a)	0.17		0.30	0.20	0.11	0.13	0.19
Net realized and unrealized gain (loss)	0.03		0.07	(0.41)	2.03	(0.22)	1.25

Total from investment operations	0.20		0.37	(0.21)	2.14	(0.09)	1.44

Less dividends and distributions to shareholders from:

Net investment income	(0.17)		(0.25)	(0.27)	(0.83)	(0.13)	(0.25)
Net realized gain	—		—	(0.01)	(0.17)	(0.03)	(0.02)
Tax return of capital	—		(0.02)	(0.02)	—	—	—

Total dividends and distributions to shareholders	(0.17)		(0.27)	(0.30)	(1.00)	(0.16)	(0.27)

Net increase (decrease) in net asset value	0.03		0.10	(0.51)	1.14	(0.25)	1.17

Net asset value, end of period	$ 9.92		$ 9.89	$ 9.79	$10.30	$ 9.16	$ 9.41

Total return(b)	2.02	%(c)	3.86%	–2.04%	23.62%	–0.85%	17.58%

Ratios/Supplemental Data:

Net assets, end of period (in millions)	$823.1		$813.7	$886.4	$368.7	$133.9	$102.9

Ratios to average daily net assets:

Expenses (before expense reduction)	1.00	%(d)	1.00%	1.06%	1.18%	1.42%	1.34%

Expenses (net of expense reduction)	0.80	%(d)	0.80%	0.80%	0.80%	0.80%	0.80%

Net investment income (loss) (before expense reduction)	3.16	%(d)	2.88%	1.70%	0.70%	0.87%	1.54%

Net investment income (loss) (net of expense reduction)	3.36	%(d)	3.08%	1.96%	1.08%	1.49%	2.08%

Portfolio turnover rate(e)	62	%(c)	104%	83%	71%	139%	115%

(a)	Calculation based on average shares outstanding.
(b)	Return assumes the reinvestment of all dividends and distributions at net asset value.
(c)	Not annualized.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class R
	For the Six Months Ended June 30, 2024		For the Year Ended December 31,
Per Share Operating Data:			2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.99		$9.88	$10.38	$9.23	$9.48	$8.30

Income (loss) from investment operations:

Net investment income (loss)(a)	0.14		0.25	0.13	0.06	0.08	0.14
Net realized and unrealized gain (loss)	0.04		0.08	(0.39)	2.03	(0.22)	1.26

Total from investment operations	0.18		0.33	(0.26)	2.09	(0.14)	1.40

Less dividends and distributions to shareholders from:

Net investment income	(0.15)		(0.20)	(0.21)	(0.77)	(0.08)	(0.20)
Net realized gain	—		—	(0.01)	(0.17)	(0.03)	(0.02)
Tax return of capital	—		(0.02)	(0.02)	—	—	—

Total dividends and distributions to shareholders	(0.15)		(0.22)	(0.24)	(0.94)	(0.11)	(0.22)

Net increase (decrease) in net asset value	0.03		0.11	(0.50)	1.15	(0.25)	1.18

Net asset value, end of period	$10.02		$9.99	$9.88	$10.38	$9.23	$9.48

Total return(b)	1.75	%(c)	3.37%	–2.52%	22.96%	–1.32%	16.99%

Ratios/Supplemental Data:

Net assets, end of period (in 000s)	$31.4		$30.8	$42.3	$74.6	$60.6	$61.5

Ratios to average daily net assets:

Expenses (before expense reduction)	1.43	%(d)	1.42%	1.48%	1.60%	1.84%	1.77%

Expenses (net of expense reduction)	1.30	%(d)	1.30%	1.30%	1.30%	1.30%	1.30%

Net investment income (loss) (before expense reduction)	2.73	%(d)	2.39%	1.06%	0.23%	0.45%	1.10%

Net investment income (loss) (net of expense reduction)	2.86	%(d)	2.51%	1.24%	0.53%	0.99%	1.57%

Portfolio turnover rate(e)	62	%(c)	104%	83%	71%	139%	115%

(a)	Calculation based on average shares outstanding.
(b)	Return assumes the reinvestment of all dividends and distributions at net asset value.
(c)	Not annualized.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class Z
	For the Six Months Ended June 30, 2024		For the Year Ended December 31,
Per Share Operating Data:			2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.87		$9.77	$10.28	$9.14	$9.39	$8.23

Income (loss) from investment operations:

Net investment income (loss)(a)	0.17		0.30	0.19	0.11	0.13	0.19
Net realized and unrealized gain (loss)	0.03		0.07	(0.40)	2.03	(0.22)	1.24

Total from investment operations	0.20		0.37	(0.21)	2.14	(0.09)	1.43

Less dividends and distributions to shareholders from:

Net investment income	(0.17)		(0.25)	(0.27)	(0.83)	(0.13)	(0.25)
Net realized gain	—		—	(0.01)	(0.17)	(0.03)	(0.02)
Tax return of capital	—		(0.02)	(0.02)	—	—	—

Total dividends and distributions to shareholders	(0.17)		(0.27)	(0.30)	(1.00)	(0.16)	(0.27)

Net increase (decrease) in net asset value	0.03		0.10	(0.51)	1.14	(0.25)	1.16

Net asset value, end of period	$9.90		$9.87	$9.77	$10.28	$9.14	$9.39

Total return(b)	2.03	%(c)	3.87%	–2.05%	23.68%	–0.85%	17.48%

Ratios/Supplemental Data:

Net assets, end of period (in millions)	$22.6		$23.3	$21.6	$9.9	$4.3	$4.1

Ratios to average daily net assets:

Expenses (before expense reduction)	0.93	%(d)	0.92%	0.98%	1.10%	1.34%	1.27%

Expenses (net of expense reduction)	0.80	%(d)	0.80%	0.80%	0.80%	0.80%	0.80%

Net investment income (loss) (before expense reduction)	3.23	%(d)	2.97%	1.67%	0.77%	0.95%	1.62%

Net investment income (loss) (net of expense reduction)	3.36	%(d)	3.09%	1.85%	1.07%	1.49%	2.09%

Portfolio turnover rate(e)	62	%(c)	104%	83%	71%	139%	115%

(a)	Calculation based on average shares outstanding.
(b)	Return assumes the reinvestment of all dividends and distributions at net asset value.
(c)	Not annualized.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

Note 1. Organization and Significant Accounting Policies

Cohen & Steers Real Assets Fund, Inc. (the Fund) was incorporated under the laws of the State of Maryland on October 25, 2011 and is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The Fund’s investment objective is to provide attractive total returns over the long term and to maximize real returns during inflationary environments. The authorized shares of the Fund are divided into six classes designated Class A, C, F, I, R and Z shares. Each of the Fund’s shares has equal dividend, liquidation and voting rights (except for matters relating to distribution and shareholder servicing of such shares). Class F shares are currently not available for purchase.

Cohen & Steers Real Assets Fund, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands, was incorporated on November 22, 2011 and commenced operations on January 31, 2012. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments on behalf of the Fund, consistent with the Fund’s investment objectives and policies as described in the Fund’s prospectus. The Fund expects that it will achieve a significant portion of its exposure to commodities and commodities-related investments through investment in the Subsidiary. Unlike the Fund, the Subsidiary may invest without limitation in commodities. Investments in the Subsidiary are limited to 25% of the Fund’s total assets. The Consolidated Schedule of Investments includes positions of the Fund and the Subsidiary. The financial statements have been consolidated and include the accounts of the Fund and the Subsidiary. All significant inter-company balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its consolidated financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification (ASC) Topic 946—Investment Companies. The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Commodity futures contracts and options on futures contracts are valued at the settlement price as of the close of futures trading on the primary exchange on which the futures are traded. Exchange-traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued based upon prices provided by a third-party pricing service. Over-the-counter (OTC) options are valued based upon prices provided by a third-party pricing service or counterparty.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)—(Continued)

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value (NAV).

The Board of Directors has designated the investment advisor as the Fund’s “Valuation Designee” under Rule 2a-5 under the 1940 Act. As Valuation Designee, the investment advisor is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)—(Continued)

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)—(Continued)

The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund’s investments carried at value:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock	$506,231,289	$—	$—	$506,231,289
Exchange-Traded Funds	40,483,625	—	—	40,483,625
Preferred Securities—Exchange-Traded	251,800	—	—	251,800
Preferred Securities—Over-the-Counter	—	43,141,301	—	43,141,301
Corporate Bonds	—	65,849,974	—	65,849,974
Short-Term Investments	—	194,082,785	—	194,082,785

Total Investments in Securities(a)	$546,966,714	$303,074,060	$—	$850,040,774

Futures Contracts	$10,370,686	$—	$—	$10,370,686

Total Derivative Assets(a)	$10,370,686	$—	$—	$10,370,686

Futures Contracts	$(15,757,441)	$—	$—	$(15,757,441)
Written Option Contracts	(5,220)	—	—	(5,220)

Total Derivative Liabilities(a)	$(15,762,661)	$—	$—	$(15,762,661)

(a)	Portfolio holdings are disclosed individually on the Consolidated Schedule of Investments.

Security Transactions, Investment Income and Expense Allocations: Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, which includes the amortization of premiums and accretion of discounts, is recorded on the accrual basis. Inflation adjustments to the principal amount of inflation-adjusted securities are reflected as interest income or reductions to interest income. Dividend income is recorded on the ex-dividend date, except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Distributions from Real Estate Investment Trusts (REITs) are recorded as ordinary income, net realized capital gain or return of capital based on information reported by the REITs and management’s estimates of such amounts based on historical information. These estimates are adjusted when the actual source of distributions is disclosed by the REITs and actual amounts may differ from the estimated amounts. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)—(Continued)

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign currency transaction gains or losses arise from sales of foreign currencies, (excluding gains and losses on forward foreign currency exchange contracts, which are presented separately, if any) currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates. Pursuant to U.S. federal income tax regulations, certain foreign currency gains/losses included in realized and unrealized gains/losses are included in or are a reduction of ordinary income for federal income tax purposes.

Futures Contracts: The Fund uses futures contracts in order to gain exposure to the underlying commodities markets. Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in unrealized appreciation or depreciation on futures in the Consolidated Statement of Operations. Realized gain or loss, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, is reported in the Consolidated Statement of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated as such on the Consolidated Schedule of Investments and cash deposited is recorded on the Consolidated Statement of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Consolidated Statement of Assets and Liabilities.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss, up to the notional value of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. With exchange traded futures contracts, the exchange or board of trade acts as the counterparty to futures transactions; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Additionally, credit risk exists in exchange traded futures contracts with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)—(Continued)

insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of certain positions. In certain circumstances, the futures commission merchant (FCM) can require additional margin on the futures contracts which would subject the Fund to counterparty credit risk with the FCM.

Morgan Stanley & Co. LLC serves as the Fund’s FCM for the purpose of trading in commodity futures contracts, options and interests therein.

Option Contracts: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices and other financial instruments for hedging purposes, to enhance portfolio returns and/or reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded on the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

Dividends and Distributions to Shareholders: Dividends from net investment income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. Dividends from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, unless offset by any available capital loss carryforward, are typically distributed to shareholders at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date and are automatically reinvested in full and fractional shares of the Fund based on the NAV per share at the close of business on the payable date, unless the shareholder has elected to have them paid in cash.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)—(Continued)

Dividends from net investment income are subject to recharacterization for tax purposes. Based upon the results of operations for the six months ended June 30, 2024, the investment advisor considers it likely that a portion of the dividends will be reclassified to distributions from tax return of capital upon the final determination of the Fund’s taxable income after December 31, 2024, the Fund’s fiscal year end.

Income Taxes: It is the policy of the Fund to continue to qualify as a regulated investment company (RIC), if such qualification is in the best interest of the shareholders, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to RICs, and by distributing substantially all of its taxable earnings to its shareholders. Also, in order to avoid the payment of any federal excise taxes, the Fund will distribute substantially all of its net investment income and net realized gains on a calendar year basis. Accordingly, no provision for federal income or excise tax is necessary. Dividend and interest income from holdings in non-U.S. securities are recorded net of non-U.S. taxes paid. Management has analyzed the Fund’s tax positions taken on federal and applicable state income tax returns as well as its tax positions in non-U.S. jurisdictions in which it trades for all open tax years and has concluded that as of June 30, 2024, no additional provisions for income tax are required in the Fund’s consolidated financial statements. The Fund’s tax positions for the tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service, state departments of revenue and by foreign tax authorities.

The Subsidiary is classified as a controlled foreign corporation under the Internal Revenue Code. The Subsidiary’s taxable income, including net gains, is included, as ordinary income, in the calculation of the Fund’s taxable income. Net losses of the Subsidiary are not deductible by the Fund either in the current period or carried forward to future periods.

Note 2. Investment Advisory, Administration Fees and Other Transactions with Affiliates

Investment Advisory Fees: Cohen & Steers Capital Management, Inc. serves as the Fund’s and Subsidiary’s investment advisor pursuant to an investment advisory agreement (the investment advisory agreement). Under the terms of the investment advisory agreement, the investment advisor provides the Fund with day-to-day investment decisions and generally manages the Fund’s investments in accordance with the stated policies of the Fund, subject to the supervision of the Board of Directors.

For the services provided to the Fund, the investment advisor receives a fee, accrued daily and paid monthly, at an annual rate of 0.75% of the average daily net assets of the Fund.

For the six months ended June 30, 2024, and through June 30, 2026, the investment advisor has contractually agreed to waive its fee and/or reimburse expenses so that the Fund’s total annual operating expenses, which include the expenses of the Subsidiary (excluding acquired fund fees and expenses, taxes and extraordinary expenses), do not exceed 1.15% for Class A shares, 1.80% for Class C shares, 0.80% for Class I shares, 1.30% for Class R shares and 0.80% for Class Z shares. This contractual agreement can only be amended or terminated by agreement of the Fund’s Board of Directors and the investment advisor and will terminate automatically in the event of termination of the investment advisory agreement between the investment advisor and the Fund. For the six months ended June 30, 2024, fees waived and/or expenses reimbursed totaled $831,969.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)—(Continued)

Under subadvisory agreements between the investment advisor and each of Cohen & Steers Asia Limited and Cohen & Steers UK Limited (collectively, the subadvisors), affiliates of the investment advisor, the subadvisors are responsible for managing the Fund’s investments in certain non-U.S. holdings. For their services provided under the subadvisory agreements, the investment advisor (not the Fund) pays the subadvisors. The investment advisor allocates 50% of the investment advisory fee received from the Fund among itself and each subadvisor based on the portion of the Fund’s average daily net assets managed by the investment advisor and each subadvisor.

Administration Fees: The Fund has entered into an administration agreement with the investment advisor under which the investment advisor performs certain administrative functions for the Fund and receives a fee, accrued daily and paid monthly, at the annual rate of 0.08% of the average daily net assets of the Fund. For the six months ended June 30, 2024, the Fund incurred $337,255 in fees under this administration agreement. Additionally, the Fund pays State Street Bank and Trust Company as co-administrator under a fund accounting and administration agreement.

Distribution Fees: Shares of the Fund are distributed by Cohen & Steers Securities, LLC (the distributor), an affiliated entity of the investment advisor. The Fund has adopted a distribution and service plan (the plan) pursuant to Rule 12b-1 under the 1940 Act, which allows the Fund to pay distribution fees for the sale and distribution of its shares. The plan provides that the Fund will pay the distributor a fee, accrued daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets attributable to Class A shares, up to 0.75% of the average daily net assets attributable to Class C shares and up to 0.50% of the average daily net assets attributable to Class R shares. In addition, with respect to Class R shares, such amounts may also be used to pay for services to Fund shareholders or services related to the maintenance of shareholder accounts.

There is a maximum initial sales charge of 4.50% for Class A shares. There is a maximum contingent deferred sales charge (CDSC) of 1.00% on purchases of $1 million or more of Class A shares, which applies if redemption occurs within one year from purchase. There is a maximum CDSC of 1.00% on Class C shares, which applies if redemption occurs within one year from purchase. For the six months ended June 30, 2024, the Fund has been advised that the distributor received $28, which represents a portion of the sales commissions paid by shareholders from the sale of Class A shares, and $7 of CDSC relating to redemptions of Class C shares. The distributor has advised the Fund that proceeds from the CDSC on this class are used by the distributor to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of this class, including payments to dealers and other financial intermediaries for selling this class. The payment of a CDSC may result in the distributor receiving amounts greater or less than the upfront commission paid by the distributor to the financial intermediary.

Shareholder Servicing Fees: For shareholder services, the Fund pays the distributor or its affiliates a fee, accrued daily, at an annual rate of up to 0.10% of the average daily net assets of the Fund’s Class A and Class I shares and up to 0.25% of the average daily net assets of the Fund’s Class C shares. The distributor is responsible for paying qualified financial institutions for shareholder services.

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Directors’ and Officers’ Fees: Certain directors and officers of the Fund are also directors, officers and/or employees of the investment advisor. The Fund does not pay compensation to directors and officers affiliated with the investment advisor except for the Chief Compliance Officer, who received compensation from the investment advisor, which was reimbursed by the Fund, in the amount of $2,618 for the six months ended June 30, 2024.

Note 3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, for the six months ended June 30, 2024, totaled $381,850,751 and $389,576,219, respectively.

Note 4. Derivative Investments

The following tables present the value of derivatives held at June 30, 2024, if any, and the effect of derivatives held during the six months ended June 30, 2024, along with the respective location in the consolidated financial statements.

Consolidated Statement of Assets and Liabilities

	Assets			Liabilities
Derivatives	Location	Fair Value		Location	Fair Value
Commodity Risk:
Futures Contracts(a)	Receivable for variation margin on futures contracts	$(5,386,755	)(b)	—	$—
Equity Risk:
Written Option Contracts— Exchange-Traded(a)	—	—		Written option contracts, at value	5,220

(a)	Not subject to a master netting agreement or another similar arrangement.
(b)

Amount represents the cumulative appreciation (depreciation) on futures contracts as reported on the Consolidated Schedule of Investments. The Consolidated Statement of Assets and Liabilities only reflects the current day variation margin receivable from broker.

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Consolidated Statement of Operations

Derivatives	Location	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Commodity Risk:
Futures Contracts	Net Realized and Unrealized Gain (Loss)	$3,328,193	$1,586,064
Purchased Option Contracts(a)	Net Realized and Unrealized Gain (Loss)	92,704	—
Equity Risk:
Written Option Contracts	Net Realized and Unrealized Gain (Loss)	13,967	1,894

(a)	Purchased option contracts are included in net realized gain (loss) and change in unrealized appreciation (depreciation) on investments in securities.

The following summarizes the monthly average volume of the Fund’s option contracts and futures contracts activity for the six months ended June 30, 2024:

	Purchased Option Contracts	Written Option Contracts
Average Notional Amount(a)(b)	$3,330,994	$340,480

Futures Contracts(b)
Average Notional Amount—Long	$324,359,103
Average Notional Amount—Short	101,330,672

(a)	Notional amount is calculated using the number of contracts multiplied by notional contract size multiplied by the underlying price.
(b)

Average notional amounts represent the average for all months in which the Fund had option contracts and futures contracts outstanding at month end. For the period, this represents one month for purchased option contracts, three months for written option contracts and six months for futures contracts.

Note 5. Income Tax Information

As of June 30, 2024, the federal tax cost and net unrealized appreciation (depreciation) in value of investments held were as follows:

Cost of investments in securities for federal income tax purposes	$793,239,859

Gross unrealized appreciation on investments	$78,043,656
Gross unrealized depreciation on investments	(26,627,602)

Net unrealized appreciation (depreciation) on investments	$51,416,054

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)—(Continued)

As of December 31, 2023, the Fund has a net capital loss carryforward of $37,560,187 which may be used to offset future capital gains. The loss is comprised of a short-term capital loss carryforward of $23,000,008 and a long-term capital loss carryforward of $14,560,179 which, under current federal income tax rules, may offset capital gains recognized in any future period.

Note 6. Capital Stock

The Fund is authorized to issue 1.4 billion shares of capital stock, at a par value of $0.001 per share, classified in six classes as follows: 200 million of Class A capital stock, 200 million of Class C capital stock, 200 million of Class F capital stock, 400 million of Class I capital stock, 200 million of Class R capital stock and 200 million of Class Z capital stock. Class F shares are currently not available for purchase. The Board of Directors of the Fund may increase or decrease the aggregate number of shares of common stock that the Fund has authority to issue. With the exception of Class C shares held through certain intermediaries, Class C shares will automatically convert into Class A shares on a monthly basis approximately eight years after the original date of purchase. Transactions in Fund shares were as follows:

	For the Six Months Ended June 30, 2024		For the Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class A:
Sold	162,945	$1,622,432	519,990	$5,121,874
Issued as reinvestment of dividends and distributions	8,826	87,377	20,605	196,865
Redeemed	(227,159)	(2,243,972)	(1,194,640)	(11,566,711)

Net increase (decrease)	(55,388)	$(534,163)	(654,045)	$(6,247,972)

Class C:
Sold	2,343	$23,128	30,991	$297,970
Issued as reinvestment of dividends and distributions	2,385	23,535	4,428	42,158
Redeemed	(125,608)	(1,242,087)	(277,384)	(2,679,226)

Net increase (decrease)	(120,880)	$(1,195,424)	(241,965)	$(2,339,098)

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)—(Continued)

	For the Six Months Ended June 30, 2024		For the Year Ended December 31, 2023
	Shares	Amount	Shares	Amount

Class I:
Sold	12,108,499	$120,264,735	27,579,945	$269,548,022
Issued as reinvestment of dividends and distributions	1,136,553	11,263,239	1,806,402	17,287,264
Redeemed	(12,528,241)	(124,198,415)	(37,628,107)	(366,203,965)

Net increase (decrease)	716,811	$7,329,559	(8,241,760)	$(79,368,679)

Class R:
Sold	—	$—	—	$—
Issued as reinvestment of dividends and distributions	45	447	67	652
Redeemed	—	—	(1,259)	(12,449)

Net increase (decrease)	45	$447	(1,192)	$(11,797)

Class Z:
Sold	155,748	$1,536,028	1,085,412	$10,547,021
Issued as reinvestment of dividends and distributions	38,546	381,224	66,001	630,669
Redeemed	(270,270)	(2,662,806)	(1,000,672)	(9,737,978)

Net increase (decrease)	(75,976)	$(745,554)	150,741	$1,439,712

Note 7. Other Risks

Common Stock Risk: While common stocks have historically generated higher average returns than fixed-income securities over the long-term, common stocks have also experienced significantly more volatility in those returns, although under certain market conditions, fixed-income investments may have comparable or greater price volatility. The value of common stocks and other equity securities will fluctuate in response to developments concerning the company, political and regulatory circumstances, the stock market, and the economy. In the short term, stock prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, stocks of large companies can react differently than stocks of smaller companies, and value stocks (stocks of companies that are undervalued by various measures and have potential for long-term capital appreciation), can react differently from growth stocks (stocks of companies with attractive cash flow returns on invested

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capital and earnings that are expected to grow). These developments can affect a single company, all companies within the same industry, economic sector or geographic region, or the stock market as a whole.

Commodities Risk: Investing in physical commodities, either directly or through complex instruments such as commodity futures contracts and options on commodity futures contracts presents unique risks, is speculative and can be extremely volatile. Market prices of commodities may fluctuate rapidly based on numerous factors including: drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Because the Fund has a significant portion of its assets concentrated in commodity-related derivative instruments, developments affecting commodities may have a disproportionate impact on the Fund. The Fund’s investment in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-related derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, counterparty risk, leverage risk and liquidity risk. In addition, the relationships between various commodities and related derivatives may not behave as expected. Use of leveraged commodity-related derivatives, if any, creates an opportunity for increased return but, at the same time, creates the possibility for greater loss (including the likelihood of greater volatility of the Fund’s net asset value).

Investments in commodity futures contracts and options on commodity futures contracts have a high degree of price variability and are subject to rapid and substantial price changes. Such investments could incur significant losses. There can be no assurance that the options strategy will be successful.

The use of options on commodity futures contracts is to enhance risk-adjusted total returns. The use of options, however, may not provide any, or only partial, protection for market declines. The return performance of the commodity futures contracts may not parallel the performance of the commodities or indexes that serve as the basis for the options it buys or sells; this basis risk may reduce overall returns.

Preferred Securities Risk: Preferred securities are subject to credit risk, which is the risk that a security will decline in price, or the issuer of the security will fail to make dividend, interest or principal payments when due, because the issuer experiences a decline in its financial status. Preferred securities are also subject to interest rate risk and may decline in value because of changes in market interest rates. The Fund may be subject to a greater risk of rising interest rates than would normally be the case in an environment of low interest rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. In addition, an issuer may be permitted to defer or omit distributions. Preferred securities are also generally subordinated to bonds and other debt instruments in a company’s capital structure. During periods of declining interest rates, an issuer may be able to exercise an option to redeem (call) its issue at par earlier than scheduled, and the Fund may be forced to reinvest in lower yielding securities. Certain preferred securities may be substantially less liquid than many other securities, such as common stocks. Generally, preferred security holders have no voting rights with respect to the issuing company unless certain events occur. Certain preferred

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)—(Continued)

securities may give the issuers special redemption rights allowing the securities to be redeemed prior to a specified date if certain events occur, such as changes to tax or securities laws.

Real Estate Market Risk: Risks of investing in real estate securities include falling property values due to increasing vacancies, declining rents resulting from economic, legal, tax, political or technological developments, lack of liquidity, limited diversification, and sensitivity to certain economic factors such as interest-rate changes and market recessions. Real estate company prices also may drop because of the failure of borrowers to pay their loans and poor management, and residential developers, in particular, could be negatively impacted by falling home prices, slower mortgage origination and rising construction costs. The risks of investing in REITs are similar to those associated with direct investments in real estate securities.

REIT Risk: In addition to the risks of securities linked to the real estate industry, REITs are subject to certain other risks related to their structure and focus. REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to (i) qualify for pass-through of income under applicable tax law, or (ii) maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

Small- and Medium-Sized Companies Risk: Real estate companies in the industry tend to be small- to medium-sized companies in relation to the equity markets as a whole. There may be less trading in a smaller company’s stock, which means that buy and sell transactions in that stock could have a larger impact on the stock’s price than is the case with larger company stocks. Smaller companies also may have fewer lines of business so that changes in any one line of business may have a greater impact on a smaller company’s stock price than is the case for a larger company. Further, smaller company stocks may perform differently in different cycles than larger company stocks. Accordingly, real estate company shares can, and at times will, perform differently than large company stocks.

Natural Resources Risk: The Fund’s investments in securities of natural resource companies involve risks. The market value of securities of natural resource companies may be affected by numerous factors, including events occurring in nature, inflationary pressures and international politics. Because the Fund invests significantly in natural resource companies, there is the risk that the Fund will perform poorly during a downturn in the natural resource sector. For example, events occurring in nature (such as earthquakes or fires in prime natural resource areas) and political events (such as coups, military confrontations or acts of terrorism) can affect the overall supply of a natural resource and the value of companies involved in such natural resource. Political risks and the other risks to which foreign securities are subject may also affect domestic natural resource companies if they have significant operations or investments in foreign countries. Rising interest rates and general economic conditions may also affect the demand for natural resources.

Infrastructure Companies Risk: Securities and instruments of infrastructure companies are more susceptible to adverse economic or regulatory occurrences affecting their industries. Infrastructure

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companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction and improvement programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Infrastructure companies may also be affected by or subject to high interest costs in connection with capital construction and improvement programs; difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets; inexperience with and potential losses resulting from a developing deregulatory environment; costs associated with compliance with and changes in environmental and other regulations; regulation by various government authorities; government regulation of rates charged to customers; service interruption due to environmental, operational or other mishaps; the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards; technological innovations that may render existing plants, equipment or products obsolete; and general changes in market sentiment towards infrastructure and utilities assets.

Gold and Other Precious Metals Risk: Investments related to gold and other precious metals are considered speculative and are affected by a variety of worldwide economic, financial and political factors. The price of gold and other precious metals may fluctuate sharply over short periods of time due to changes in inflation or expectations regarding inflation in various countries, the availability of supplies of gold and other precious metals, changes in industrial and commercial demand, gold and other precious metals sales by governments, central banks or international agencies, investment speculation, monetary and other economic policies of various governments and government restrictions on private ownership of gold and other precious metals. No income is derived from holding physical gold or other precious metals, which is unlike securities that may pay dividends or make other current payments. Although the Fund has contractual protections with respect to the credit risk of their custodian, gold held in physical form (even in a segregated account) involves the risk of delay in obtaining the assets in the case of bankruptcy or insolvency of the custodian. This could impair disposition of the assets under those circumstances. If it holds physical gold, the Fund is also subject to an increased risk of loss and expense in connection with the transportation of such assets to and from the Fund’s custodian. In addition, gains derived from trading in gold and other precious metals may result in negative tax consequences due to appreciation in value, which could limit the ability of the Fund to sell its holdings of physical gold and certain ETFs at the desired time.

Foreign (Non-U.S.) and Emerging Market Securities Risk: The Fund directly purchases securities of foreign issuers. Risks of investing in foreign securities, which can be expected to be greater for investments in emerging markets, include currency risks, future political and economic developments and possible imposition of foreign withholding taxes on income or proceeds payable on the securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)—(Continued)

Derivatives Risk: The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, counterparty risk, leverage risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. In addition, the use of derivatives to hedge the Fund’s foreign currency risks may reduce returns or increase volatility, perhaps substantially.

Tax Risk: The Fund’s ability to make direct and indirect investments in commodity-related derivative instruments and certain related investments, is limited by the Fund’s intention to qualify as a RIC under the Internal Revenue Code of 1986; if the Fund does not appropriately limit such investments or if such investments are recharacterized for U.S. tax purposes, the Fund’s status as a RIC may be jeopardized. The Fund’s investment in the Subsidiary is intended to provide additional exposure to commodities while allowing the Fund to satisfy the requirements applicable to RICs. If the Fund were to fail to qualify as a RIC in any taxable year, and were ineligible to or otherwise did not cure such failure, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net long-term capital gains, would be taxable to shareholders as dividend income.

Subsidiary Risk: By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The types of derivatives and other investments held by the Subsidiary generally are similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act and is not subject to all of the investor protections of the 1940 Act.

Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund and/or the Subsidiary to operate as described in the Prospectus and the statement of additional information (SAI) and could negatively affect the Fund and its shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands governmental authority taxes, the Fund’s shareholders would likely suffer decreased investment returns.

Geopolitical Risk: Geopolitical events, such as war (including Russia’s military invasion of Ukraine), terrorist attacks, natural or environmental disasters, country instability, public health emergencies (including epidemics and pandemics), market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers and other governmental trade or market control programs, the potential exit of a country from its respective union (such as Brexit) and related geopolitical events, have led and may in the future lead to market volatility and have long-lasting impacts on U.S. and global economies and financial markets. Supply chain disruptions or significant changes in the supply or prices of commodities or other economic inputs may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies or industries. Events occurring in one region of the world may negatively impact industries and regions that are not otherwise directly impacted by the events. Additionally, those events, as well as other changes in foreign and domestic political and economic conditions, could adversely affect individual issuers or related groups

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)—(Continued)

of issuers, securities markets, interest rates, secondary trading, credit ratings, inflation, investor sentiment and other factors affecting the value of the Fund’s investments.

Russia’s military invasion of Ukraine has significantly amplified already existing geopolitical tensions. The United States and many other countries have instituted various economic sanctions against Russia, Russian individuals and entities and Belarus. The extent and duration of the military action, sanctions imposed and other punitive actions taken (including any Russian retaliatory responses to such sanctions and actions), and resulting disruptions in Europe and globally cannot be predicted, but could be significant and have a severe adverse effect on the global economy, securities markets and commodities markets globally, including through global supply chain disruptions, increased inflationary pressures and reduced economic activity. Ongoing conflicts in the Middle East could have similar negative impacts.

Systemic risk events in the financial sectors and/or resulting government actions can negatively impact the Fund. For example, issues with certain regional U.S. banks and other financial institutions in March 2023 raised economic concerns over disruption in the U.S. banking system. These risks also may adversely affect financial intermediaries, such as clearing agencies, clearing houses, banks, securities firms, and exchanges, with which the Fund interacts. There can be no certainty that any actions taken by the U.S. government to strengthen public confidence in the U.S. banking system or financial markets will be effective in mitigating the effects of financial institution failures on the economy and restoring or maintaining public confidence. The strengthening or weakening of the U.S. dollar relative to other currencies may, among other things, adversely affect the Fund’s investments denominated in non-U.S. dollar currencies. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have, and the duration of those effects.

The rapid development and increasingly widespread use and regulation of artificial intelligence, including machine learning technology and generative artificial intelligence such as ChatGPT (collectively, AI Technologies), may pose risks to the Fund. For instance, the global economy may be significantly disrupted or otherwise adversely impacted by the rapid advanced development of AI Technologies and by efforts to regulate or control its use and advancement. The legal and regulatory frameworks within which AI Technologies operate continue to rapidly evolve, and it is not possible to predict the full extent of current or future risks related thereto.

Some political leaders around the world (including in the U.S. and certain European nations) have been elected on protectionist platforms, raising questions about the future of global free trade. Global trade disruption, significant introductions of trade barriers and bilateral trade frictions, together with any future downturns in the global economy resulting therefrom, could adversely affect the financial performance of the Fund and its investments.

Regulatory Risk: Legal and regulatory developments may adversely affect the Fund. The regulatory environment for the Fund is evolving, and changes in the regulation of investment funds and other financial institutions or products (such as banking or insurance products), and their trading activities and capital markets, or a regulator’s disagreement with the Fund’s interpretation of the application of certain regulations, may adversely affect the ability of the Fund to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Fund. The U.S. government has proposed and adopted multiple regulations that could have a long-lasting impact on the Fund and on the fund industry in general.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)—(Continued)

New rules and rule amendments proposed by the U.S. Securities and Exchange Commission (SEC) could restrict the Fund’s ability to engage in transactions, impact flows into the Fund, and/or increase overall expenses of the Fund. For example, recent regulations intended to modernize shareholder reporting by open-end funds and proposed rule amendments to improve cybersecurity risk management may increase administrative costs and operational burdens in the near or long term. In addition, the SEC has proposed amendments to Rule 22e-4 under the 1940 Act, that, if adopted as proposed, would, among other things, cause more investments to be treated as illiquid and could prevent the Fund from investing in securities that the investment advisor believes are appropriate or desirable.

In May 2024, the standard settlement cycle for numerous types of U.S. securities, including Fund shares and many of the securities the Fund invests in, moved from two business days after the transaction date (T+2) to the next business day after the transaction date (T+1). This reduced settlement cycle may result in additional risks and costs to the Fund, including increased operational risks associated with the resolution of trade breaks and exceptions. These risks will be heightened in light of certain Fund investments (such as certain non-U.S. securities) that have longer settlement cycles than is expected of Fund shares.

Additional legislative or regulatory actions to address perceived liquidity or other issues in markets generally, or in particular markets such as the fixed income securities markets and municipal securities markets, may alter or impair certain market participants’ ability to utilize certain investment strategies and techniques.

The Fund and the instruments in which it invests may be subject to new or additional regulatory constraints in the future. While the full extent of all of these regulations is still unclear, these regulations and actions may adversely affect both the Fund and the instruments in which the Fund invests and its ability to execute its investment strategy. For example, climate change regulation (such as decarbonization legislation, other mandatory controls to reduce emissions of greenhouse gases, or related disclosure requirements) could significantly affect the Fund or its investments by, among other things, increasing compliance costs or underlying companies’ operating costs and capital expenditures. Similarly, regulatory developments in other countries may have an unpredictable and adverse impact on the Fund.

Large Shareholder Risk: The Fund may have one or more large shareholders or a group of shareholders investing in Fund shares indirectly through an account, platform or program sponsored by a financial institution. Investment and asset allocation decisions by such financial institutions regarding the account, platform or program through which multiple shareholders invest may result in subscription and redemption decisions that have a significant impact on the assets, expenses and trading activities of the Fund. Such a decision may cause the Fund to sell assets (or invest cash) at disadvantageous times or prices, increase or accelerate taxable gains or transaction costs and may negatively affect the Fund’s NAV, performance, or ability to satisfy redemptions in a timely manner.

This is not a complete list of the risks of investing in the Fund. For additional information concerning the risks of investing in the Fund, please consult the Fund’s prospectus.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 8. Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

The Fund and its Subsidiary are commodity pools under the Commodity Exchange Act. The investment advisor has registered with the CFTC as a commodity pool operator with respect to the Fund and the Subsidiary. Because of its management of other strategies, the Fund’s investment advisor is also registered with the CFTC as a commodity trading advisor. The CFTC has neither reviewed nor approved the Fund’s investment strategies.

Note 9. Subsequent Events

Management has evaluated events and transactions occurring after June 30, 2024 through the date that the consolidated financial statements were issued, and has determined that no additional disclosure in the consolidated financial statements is required.

COHEN & STEERS REAL ASSETS FUND, INC.

OTHER INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-330-7348, (ii) on our website at cohenandsteers.com or (iii) on the SEC’s website at http://www.sec.gov. In addition, the Fund’s proxy voting record for the most recent 12-month period ended June 30 is available by August 31 of each year (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC’s website at http://www.sec.gov.

Disclosures of the Fund’s complete holdings are required to be made monthly on Form N-PORT, with every third month made available to the public by the SEC 60 days after the end of the Fund’s fiscal quarter. The Fund’s Form N-PORT is available (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC’s website at http://www.sec.gov.

Please note that distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes and are taxable up to the amount of the Fund’s investment company taxable income and net realized gains. Distributions in excess of the Fund’s net investment company taxable income and realized gains are a return of capital distributed from the Fund’s assets. The final tax treatment of all distributions is reported to shareholders on their 1099-DIV forms, which are mailed after the close of each calendar year.

Changes to Fund’s Principal Investment Strategy

Effective May 23, 2024, the Fund revised its principal investment strategies to provide that (i) the Fund’s investment advisor employs a quantitative approach with respect to the Fund’s commodity-related investments and (ii) the Fund seeks to gain exposure to commodity markets, either directly or through the Subsidiary by investing in derivatives, primarily in exchange traded commodity futures contracts, call and put options on commodity futures contracts, and commodity swaps and may invest in exchange traded products, such as exchange-traded funds or exchange traded notes, that have exposure to commodities.

Changes to the Portfolio Management Team

Jason Yablon and Yigal Jhirad were added as a portfolio managers of the Fund effective January 1, 2024 and May 23, 2024, respectively. Additionally, effective July 1, 2024, Nicholas Koutsoftas and Benjamin Ross are no longer portfolio managers of the Fund, and Mr. Ross is no longer an officer of the Fund. Effective August 1, 2024, William F. Scapell no longer serves as an officer of the Fund. Vincent L. Childers, Jon Cheigh, Benjamin Morton, Jeffrey Palma and Tyler S. Rosenlicht continue to serve as portfolio managers of the Fund.

COHEN & STEERS REAL ASSETS FUND, INC.

APPROVAL OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

The Board of Directors of the Fund, including a majority of the directors who are not parties to the Fund’s investment advisory and subadvisory agreements (the Advisory Agreements), or interested persons of any such party (the Independent Directors), has the responsibility under the Investment Company Act of 1940 to approve the Fund’s Advisory Agreements for their initial two year terms and their continuation annually thereafter at a meeting of the Board of Directors called for the purpose of voting on the approval or continuation. The Advisory Agreements were discussed at a meeting of the Independent Directors, in their capacity as the Contract Review Committee, held on June 4, 2024 and at a meeting of the full Board of Directors held on June 18, 2024. The Independent Directors, in their capacity as the Contract Review Committee, also discussed the Advisory Agreements in executive sessions on June 17, 2024 and June 18, 2024. At the meeting of the full Board of Directors on June 18, 2024, the Advisory Agreements were unanimously continued for a term ending June 30, 2025 by the Fund’s Board of Directors, including the Independent Directors. The Independent Directors were represented by independent counsel who assisted them in their deliberations during the meetings and executive session.

In considering whether to continue the Advisory Agreements, the Board of Directors reviewed materials provided by an independent data provider, which included, among other items, fee, expense and performance information compared to peer funds (the Peer Funds and, collectively with the Fund, the Peer Group) and performance comparisons to a larger category universe; summary information prepared by the Fund’s investment advisor (the Investment Advisor); and a memorandum from counsel to the Independent Directors outlining the legal duties of the Board of Directors. The Board of Directors also spoke directly with representatives of the independent data provider and met with investment advisory personnel. In addition, the Board of Directors considered information provided from time to time by the Investment Advisor throughout the year at meetings of the Board of Directors, including presentations by portfolio managers relating to the investment performance of the Fund and the investment strategies used in pursuing the Fund’s objective. The Board of Directors also considered information provided by the Investment Advisor in response to a request for information submitted by counsel to the Independent Directors, on behalf of the Independent Directors, as well as information provided by the Investment Advisor in response to a supplemental request. In particular, the Board of Directors considered the following:

(i) The nature, extent and quality of services to be provided by the Investment Advisor and the Subadvisors: The Board of Directors reviewed the services that the Investment Advisor and the sub-investment advisors (the Subadvisors) provide to the Fund, including, but not limited to, making the day-to-day investment decisions for the Fund, placing orders for the investment and reinvestment of the Fund’s assets, furnishing information to the Board of Directors of the Fund regarding the Fund’s portfolio, providing individuals to serve as Fund officers, and, for the Investment Advisor, generally managing the Fund’s investments in accordance with the stated policies of the Fund. The Board of Directors also discussed with officers and portfolio managers of the Fund the types of transactions conducted on behalf of the Fund. Additionally, the Board of Directors took into account the services provided by the Investment Advisor and the Subadvisors to other funds and accounts, including those that have investment objectives and strategies similar to those of the Fund. The Board of Directors also considered the education, background and experience of the Investment Advisor’s and Subadvisors’ personnel, particularly noting the potential benefit that the portfolio managers’ work experience and

COHEN & STEERS REAL ASSETS FUND, INC.

favorable reputation can have on the Fund. The Board of Directors further noted the Investment Advisor’s and Subadvisors’ ability to attract qualified and experienced personnel. The Board of Directors also considered the administrative services provided by the Investment Advisor, including compliance and accounting services. After consideration of the above factors, among others, the Board of Directors concluded that the nature, extent and quality of services provided by the Investment Advisor and the Subadvisors are satisfactory and appropriate.

(ii) Investment performance of the Fund and the Investment Advisor and the Subadvisors: The Board of Directors considered the investment performance of the Fund versus Peer Funds and compared to a relevant linked blended benchmark. The Board of Directors noted that the Fund outperformed the Peer Group medians for the one-, three- and ten-year periods and represented the Peer Group median for the five-year period ended March 31, 2024, ranking three out of six peers, three out of six peers, one out of five peers and three out of five peers for each period, respectively. The Board of Directors also considered that the Fund outperformed the blended benchmark for the one-, three-, five- and ten- year periods ended March 31, 2024. The Board of Directors engaged in discussions with the Investment Advisor regarding the contributors to and detractors from the Fund’s performance during the period. The Board of Directors also considered supplemental information provided by the Investment Advisor, including a narrative summary of various factors affecting performance and the Investment Advisor’s performance in managing similarly managed funds and accounts. The Board of Directors determined that Fund performance, in light of all the considerations noted above, supported the continuation of the Advisory Agreements.

(iii) Cost of the services to be provided and profits to be realized by the Investment Advisor from the relationship with the Fund: The Board of Directors considered the contractual and actual management fees paid by the Fund as well as the Fund’s total expense ratio. As part of its analysis, the Board of Directors gave consideration to the fee and expense analyses provided by the independent data provider. The Board of Directors noted that the Fund’s actual management fee and total expense ratio were lower than the Peer Group medians, ranking two out of six peers for each. The Board of Directors considered that the Investment Advisor continues to waive a portion of its fees and/or reimburse expenses to limit the overall operating expenses of the Fund. In light of the considerations above, the Board of Directors concluded that the Fund’s expense structure was satisfactory.

The Board of Directors also reviewed information regarding the profitability to the Investment Advisor of its relationship with the Fund. The Board of Directors considered the level of the Investment Advisor’s profits and whether the profits were reasonable for the Investment Advisor. Since the Subadvisors are paid by the Investment Advisor (and not by the Fund) for investment services provided to the Fund and are affiliates of the Investment Advisor, the Board of Directors considered the profitability of the Investment Advisor as a whole and did not consider the Subadvisors separate profitability to be particularly relevant to their determination. The Board of Directors took into consideration other benefits to be derived by the Investment Advisor in connection with the Advisory Agreement, noting particularly the research and related services, within the meaning of Section 28(e) of the Securities Exchange Act of 1934, that the Investment Advisor receives by allocating the Fund’s brokerage transactions. The Board of Directors further considered that the Investment Advisor continues to reinvest profits back in the business, including upgrading and/or implementing new trading, compliance and accounting systems, and by adding investment personnel to the portfolio management teams. The Board of Directors also considered the administrative services provided by the Investment

COHEN & STEERS REAL ASSETS FUND, INC.

Advisor and the associated administration fee paid to the Investment Advisor for such services under the Administration Agreement. The Board of Directors determined that the services received under the Administration Agreement are beneficial to the Fund. The Board of Directors noted that because of the Fund’s asset size, the operating expenses continue to be subsidized, and the Fund is not yet profitable.

(iv) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale: The Board of Directors considered the Fund’s asset size and determined that there were not at this time significant economies of scale that were not being shared with shareholders, concluding that the Fund’s expense structure was satisfactory. In considering economies of scale, the Board of Directors also noted, as discussed above in (iii), that the Investment Advisor continues to reinvest profits back in the business.

(v) Comparison of services to be rendered and fees to be paid to those under other investment advisory contracts, such as contracts of the same and other investment advisors or other clients: As discussed above in (iii), the Board of Directors compared the fees paid under the Advisory Agreements to those under other investment advisory contracts of other investment advisors managing Peer Funds. The Board of Directors also compared the services rendered and fees paid under the Advisory Agreements to fees paid, including the ranges of such fees, under the Investment Advisor’s other fund advisory agreements and advisory contracts with institutional and other clients with similar investment mandates, noting that the Investment Advisor provides more services to the Fund than it does for institutional or subadvised accounts. The Board of Directors also considered the entrepreneurial risk and financial exposure assumed by the Investment Advisor in developing and managing the Fund that the Investment Advisor does not have with institutional and other clients and other differences in the management of registered investment companies and institutional accounts. The Board of Directors determined that on a comparative basis the fees under the Advisory Agreements were reasonable in relation to the services provided.

No single factor was cited as determinative to the decision of the Board of Directors, and each Director may have assigned different weights to the various factors. Rather, after weighing all of the considerations and conclusions discussed above, the Board of Directors, including the Independent Directors, unanimously approved the continuation of the Advisory Agreements.

COHEN & STEERS REAL ASSETS FUND, INC.

Cohen & Steers Privacy Policy

Facts	What Does Cohen & Steers Do With Your Personal Information?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and account balances

• Transaction history and account transactions

• Purchase history and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Cohen & Steers chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Cohen & Steers share?	Can you limit this sharing?

For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or reports to credit bureaus	Yes	No

For our marketing purposes— to offer our products and services to you	Yes	No

For joint marketing with other financial companies—	No	We don’t share

For our affiliates’ everyday business purposes— information about your transactions and experiences	No	We don’t share

For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share

For our affiliates to market to you—	No	We don’t share

For non-affiliates to market to you—	No	We don’t share

Questions? Call 800-330-7348

COHEN & STEERS REAL ASSETS FUND, INC.

Cohen & Steers Privacy Policy—(Continued)

Who we are

Who is providing this notice?	Cohen & Steers Capital Management, Inc., Cohen & Steers Asia Limited, Cohen & Steers Japan Limited, Cohen & Steers UK Limited, Cohen & Steers Ireland Limited, Cohen & Steers Singapore Private Limited, Cohen & Steers Securities, LLC, Cohen & Steers Private Funds and Cohen & Steers Open and Closed-End Funds (collectively, Cohen & Steers).

What we do

How does Cohen & Steers protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We restrict access to your information to those employees who need it to perform their jobs, and also require companies that provide services on our behalf to protect your information.

How does Cohen & Steers collect my personal information?

We collect your personal information, for example, when you:

• Open an account or buy securities from us

• Provide account information or give us your contact information

• Make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

• sharing for affiliates’ everyday business purposes—information about your creditworthiness

• affiliates from using your information to market to you

• sharing for non-affiliates to market to you

State law and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with affiliates.

Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with non-affiliates.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. • Cohen & Steers does not jointly market.

COHEN & STEERS REAL ASSETS FUND, INC.

Cohen & Steers Open-End Mutual Funds

COHEN & STEERS REALTY SHARES

•	Designed for investors seeking total return, investing primarily in U.S. real estate securities

•	Symbols: CSJAX, CSJCX, CSJIX, CSRSX, CSJRX, CSJZX

COHEN & STEERS REAL ESTATE SECURITIES FUND

•	Designed for investors seeking total return, investing primarily in U.S. real estate securities

•	Symbols: CSEIX, CSCIX, CREFX, CSDIX, CIRRX, CSZIX

COHEN & STEERS INSTITUTIONAL REALTY SHARES

•	Designed for institutional investors seeking total return, investing primarily in U.S. real estate securities

•	Symbol: CSRIX

COHEN & STEERS GLOBAL REALTY SHARES

•	Designed for investors seeking total return, investing primarily in global real estate equity securities

•	Symbols: CSFAX, CSFCX, CSSPX, GRSRX, CSFZX

COHEN & STEERS INTERNATIONAL REALTY FUND

•	Designed for investors seeking total return, investing primarily in international (non-U.S.) real estate securities

•	Symbols: IRFAX, IRFCX, IRFIX, IRFRX, IRFZX

COHEN & STEERS REAL ASSETS FUND

•	Designed for investors seeking total return and the maximization of real returns during inflationary environments by investing primarily in real assets

•	Symbols: RAPAX, RAPCX, RAPIX, RAPRX, RAPZX

COHEN & STEERS

PREFERRED SECURITIES AND INCOME FUND

•	Designed for investors seeking total return (high current income and capital appreciation), investing primarily in preferred and debt securities issued by U.S. and non-U.S. companies

•	Symbols: CPXAX, CPXCX, CPXFX, CPXIX, CPRRX, CPXZX

COHEN & STEERS

LOW DURATION PREFERRED AND INCOME FUND

•	Designed for investors seeking high current income and capital preservation by investing in low-duration preferred and other income securities issued by U.S. and non-U.S. companies

•	Symbols: LPXAX, LPXCX, LPXFX, LPXIX, LPXRX, LPXZX

COHEN & STEERS FUTURE OF ENERGY FUND

•	Designed for investors seeking total return, investing primarily in securities of traditional and alternative energy companies

•	Symbols: MLOAX, MLOCX, MLOIX, MLORX, MLOZX

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND

•	Designed for investors seeking total return, investing primarily in global infrastructure securities

•	Symbols: CSUAX, CSUCX, CSUIX, CSURX, CSUZX

Distributed by Cohen & Steers Securities, LLC.

Please consider the investment objectives, risks, charges and expenses of any Cohen & Steers U.S. registered open-end fund carefully before investing. A summary prospectus and prospectus containing this and other information can be obtained by calling 800-330-7348 or by visiting cohenandsteers.com. Please read the summary prospectus and prospectus carefully before investing.

COHEN & STEERS REAL ASSETS FUND, INC.

OFFICERS AND DIRECTORS

Joseph M. Harvey

Director, Chair and Vice President

Adam M. Derechin

Director

Michael G. Clark

Director

George Grossman

Director

Dean A. Junkans

Director

Gerald J. Maginnis

Director

Jane F. Magpiong

Director

Daphne L. Richards

Director

Ramona Rogers-Windsor

Director

James Giallanza

President and Chief Executive Officer

Albert Laskaj

Treasurer and Chief Financial Officer

Dana A. DeVivo

Secretary and Chief Legal Officer

Stephen Murphy

Chief Compliance Officer

and Vice President

Vincent L. Childers

Vice President

Jon Cheigh

Vice President

Jason A. Yablon

Vice President

Yigal D. Jhirad

Vice President

KEY INFORMATION

Investment Advisor and Administrator

Cohen & Steers Capital Management, Inc.

1166 Avenue of the Americas, 30th Floor

New York, NY 10036

(212) 832-3232

Co-administrator and Custodian

State Street Bank and Trust Company

One Congress Street, Suite 1

Boston, MA 02114-2016

Transfer Agent

SS&C GIDS, Inc.

P.O. Box 219953

Kansas City, MO 64121-9953

(800) 437-9912

Legal Counsel

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

Distributor

Cohen & Steers Securities, LLC

1166 Avenue of the Americas, 30th Floor

New York, NY 10036

NASDAQ Symbol:	Class A—RAPAX
Class C—RAPCX
Class F—RAPFX*
Class I—RAPIX
Class R—RAPRX
Class Z—RAPZX

Website: cohenandsteers.com

This report is authorized for delivery only to shareholders of Cohen & Steers Real Assets Fund, Inc. unless accompanied or preceded by the delivery of a currently effective prospectus setting forth details of the Fund. Performance data quoted represent past performance. Past performance is no guarantee of future results and your investment may be worth more or less at the time you sell your shares.

*	Class F shares are currently not available for purchase.

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Semi-Annual Financial Statements June 30, 2024

Cohen & Steers

Real Assets

Fund

The U.S. Securities and Exchange Commission has adopted new regulations that have resulted in changes to the design and delivery of annual and semi-annual reports.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, you will now receive in the mail paper copies of the Fund’s new, streamlined shareholder reports. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, you can call (800) 330-7348.

RAPAXSAR

(b)	Included in paragraph (a) above.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Included in Item 7 above.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a- 2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REAL ASSETS FUND, INC.

By:	/s/ James Giallanza
Name: James Giallanza Title: Principal Executive Officer (President and Chief Executive Officer)

Date:	September 3, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James Giallanza
Name: James Giallanza Title: Principal Executive Officer (President and Chief Executive Officer)

By:	/s/ Albert Laskaj
Name: Albert Laskaj Title: Principal Financial Officer (Treasurer and Chief Financial Officer)

Date:	September 3, 2024